UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2015

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.quant-shares.com. Please read the prospectus carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds (“ETFs”) are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Shares of QuantShares are bought and sold at market price (not NAV, as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns reflect the theoretical reinvestment of distributions, if any, at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor:  Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	QuantShares U.S. Market Neutral Momentum Fund
8	QuantShares U.S. Market Neutral Value Fund
15	QuantShares U.S. Market Neutral Size Fund
23	QuantShares U.S. Market Neutral Anti-Beta Fund
30	QuantShares Hedged Dividend Income Fund
35	Statements of Assets and Liabilities
36	Statements of Operations
37	Statements of Changes in Net Assets
40	Financial Highlights
42	Notes to Financial Statements
54	Expense Examples
56	Board Approval of Investment Advisory Agreement
59	Additional Information

Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

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FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2015 (Unaudited)

QuantShares U.S. Market Neutral Momentum Fund (MOM)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Momentum Index. The Target Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	88%
Equity Securities Short Positions	-85%
Master Limited Partnership Short Positions	—	% #
Swap Agreements Long Positions	11%
Swap Agreements Short Positions	-15%

# Amount represents less than -0.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
NVR, Inc.	0.5%
Six Flags Entertainment Corp.	0.5%
CMS Energy Corp.	0.5%
Red Hat, Inc.	0.5%
BWX Technologies, Inc.	0.5%
Ulta Salon Cosmetics & Fragrance, Inc.	0.5%
Nasdaq, Inc.	0.5%
Neurocrine Biosciences, Inc.	0.5%
Take-Two Interactive Software, Inc.	0.5%
Extra Space Storage, Inc.	0.5%

Largest Equity Holdings — Short

Company	% of Net Assets
Twenty-First Century Fox, Inc., Class B	-0.8%
Southwestern Energy Co.	-0.4%
Mylan N.V.	-0.4%
Alcoa, Inc.	-0.4%
Ventas, Inc.	-0.4%
Puma Biotechnology, Inc.	-0.4%
Gulfport Energy Corp.	-0.4%
NRG Energy, Inc.	-0.4%
Whiting Petroleum Corp.	-0.4%
Coach, Inc.	-0.4%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	14.00%	-17.39%
Consumer Staples	6.01%	-4.99%
Energy	4.54%	-5.53%
Financials	21.93%	-23.32%
Health Care	11.01%	-10.47%
Industrials	12.04%	-16.40%
Information Technology	19.44%	-10.91%
Materials	5.49%	-4.99%
Telecommunication Services	1.01%	-1.00%
Utilities	4.52%	-5.00%

i

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2015 (Unaudited)

QuantShares U.S. Market Neutral Value Fund (CHEP)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (the “Target Value Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	85%
Equity Securities Short Positions	-87%
Swap Agreements Long Positions	13%
Swap Agreements Short Positions	-14%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
Computer Sciences Corp.	0.5%
Teradyne, Inc.	0.5%
Spirit Airlines, Inc.	0.5%
Owens Corning	0.5%
Duke Energy Corp.	0.5%
Mylan N.V.	0.5%
Ford Motor Co.	0.5%
Quest Diagnostics, Inc.	0.5%
AT&T, Inc.	0.5%
FirstEnergy Corp.	0.5%

Largest Equity Holdings — Short

Company	% of Net Assets
McCormick & Co., Inc.	-0.5%
Kimberly-Clark Corp.	-0.5%
lululemon athletica, Inc.	-0.5%
ServiceNow, Inc.	-0.5%
Level 3 Communications, Inc.	-0.5%
Automatic Data Processing, Inc.	-0.5%
Colgate-Palmolive Co.	-0.5%
ITC Holdings Corp.	-0.5%
Lockheed Martin Corp.	-0.5%
Puma Biotechnology, Inc.	-0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	15.99%	-15.93%
Consumer Staples	3.04%	-6.70%
Energy	5.35%	-4.83%
Financials	23.07%	-21.88%
Health Care	10.49%	-11.99%
Industrials	17.38%	-9.06%
Information Technology	13.47%	-19.04%
Materials	5.00%	-4.93%
Telecommunication Services	1.01%	-1.03%
Utilities	5.19%	-4.59%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2015 (Unaudited)

QuantShares U.S. Market Neutral Size Fund (SIZ)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (the “Target Size Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Size Index. The Target Size Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	85%
Equity Securities Short Positions	-86%
Swap Agreements Long Positions	14%
Swap Agreements Short Positions	-15%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
GNC Holdings, Inc., Class A	0.5%
BWX Technologies, Inc.	0.5%
Puma Biotechnology, Inc.	0.5%
Bio-Rad Laboratories, Inc., Class A	0.5%
Charles River Laboratories International, Inc.	0.5%
Corrections Corp. of America	0.5%
EPR Properties	0.5%
Healthcare Trust of America, Inc., Class A	0.5%
Bio-Techne Corp.	0.5%
Buffalo Wild Wings, Inc.	0.5%

Largest Equity Holdings — Short

Company	% of Net Assets
Twenty-First Century Fox, Inc., Class B	-0.8%
Priceline Group, Inc./The	-0.5%
Aetna, Inc.	-0.5%
Ventas, Inc.	-0.5%
Southern Co./The	-0.5%
Alexion Pharmaceuticals, Inc.	-0.5%
McKesson Corp.	-0.5%
Monsanto Co.	-0.5%
Wal-Mart Stores, Inc.	-0.5%
Biogen, Inc.	-0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	17.74%	-11.38%
Consumer Staples	3.44%	-9.15%
Energy	5.91%	-5.74%
Financials	22.95%	-21.85%
Health Care	11.78%	-12.27%
Industrials	13.82%	-14.18%
Information Technology	13.81%	-15.86%
Materials	4.91%	-3.90%
Telecommunication Services	1.00%	-1.05%
Utilities	4.65%	-4.61%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2015 (Unaudited)

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (the “Target Anti-Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Anti-Beta Index. The Target Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	88%
Equity Securities Short Positions	-90%
Master Limited Partnership Short Positions	—	% #
Swap Agreements Long Positions	11%
Swap Agreements Short Positions	-9%

# Amount represents less than -0.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
NVR, Inc.	0.5%
Chipotle Mexican Grill, Inc.	0.5%
Brinker International, Inc.	0.5%
Panera Bread Co., Class A	0.5%
Sherwin-Williams Co./The	0.5%
ServiceMaster Global Holdings, Inc.	0.5%
American Water Works Co., Inc.	0.5%
CubeSmart	0.4%
Realty Income Corp.	0.4%
Duke Energy Corp.	0.4%

Largest Equity Holdings — Short

Company	% of Net Assets
Twenty-First Century Fox, Inc., Class B	-0.9%
Regeneron Pharmaceuticals, Inc.	-0.5%
Puma Biotechnology, Inc.	-0.5%
BlackRock, Inc.	-0.5%
NRG Energy, Inc.	-0.5%
CoStar Group, Inc.	-0.5%
Whiting Petroleum Corp.	-0.5%
Western Refining, Inc.	-0.5%
Amazon.com, Inc.	-0.5%
LinkedIn Corp., Class A	-0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	15.11%	-17.84%
Consumer Staples	7.99%	-2.49%
Energy	5.03%	-4.51%
Financials	22.93%	-21.84%
Health Care	12.00%	-10.50%
Industrials	12.46%	-14.94%
Information Technology	10.98%	-16.90%
Materials	7.00%	-4.47%
Telecommunication Services	1.00%	-1.00%
Utilities	5.49%	-5.50%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2015 (Unaudited)

QuantShares Hedged Dividend Income Fund (DIVA)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index (the “Target Hedged Dividend Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stock, including the short positions, in the Target Hedged Dividend Index. The Target Hedged Dividend Index is a long/short index in which the long positions, in the aggregate, outweigh the short positions, in the aggregate. In choosing to track a long/short index, the Fund seeks to limit the drawdown of the Fund when equity markets fall and give up some of the gains when the markets rise.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	82%
Equity Securities Short Positions	-47%
Master Limited Partnership Long Positions	14%
Master Limited Partnership Short Positions	-1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
TC PipeLines LP	1.0%
Ford Motor Co.	1.0%
Consolidated Edison, Inc.	1.0%
Verizon Communications, Inc.	1.0%
MDU Resources Group, Inc.	1.0%
Philip Morris International, Inc.	1.0%
American Electric Power Co., Inc.	1.0%
Ameren Corp.	1.0%
Buckeye Partners LP	1.0%
HCP, Inc.	1.0%

Largest Equity Holdings — Short

Company	% of Net Assets
Level 3 Communications, Inc.	-0.6%
SBA Communications Corp., Class A	-0.6%
Telephone & Data Systems, Inc.	-0.6%
Calpine Corp.	-0.4%
ITC Holdings Corp.	-0.4%
Exelon Corp.	-0.4%
Edison International	-0.4%
TECO Energy, Inc.	-0.4%
AGL Resources, Inc.	-0.4%
Piedmont Natural Gas Co., Inc.	-0.4%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	10.06%	-9.98%
Consumer Staples	3.05%	-3.02%
Energy	22.04%	-21.98%
Financials	23.75%	-24.21%
Health Care	0.99%	-1.00%
Industrials	6.95%	-7.09%
Information Technology	3.99%	-3.93%
Materials	1.92%	-2.02%
Telecommunication Services	4.03%	-3.96%
Utilities	23.20%	-22.80%

v

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FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Long Positions – 88.1%
Common Stocks – 88.1%
Aerospace & Defense – 2.2%
BWX Technologies, Inc.(a)	1,188	$37,743
Northrop Grumman Corp.	192	36,251
Orbital ATK, Inc.	420	37,523
Spirit AeroSystems Holdings, Inc., Class A*	744	37,252
TransDigm Group, Inc.*	162	37,009
		185,778
Airlines – 1.3%
Alaska Air Group, Inc.(a)	462	37,196
Allegiant Travel Co.(a)	222	37,258
JetBlue Airways Corp.*	1,626	36,829
		111,283
Auto Components – 0.5%
Lear Corp.	300	36,849
Banks – 4.4%
Bank of the Ozarks, Inc.	738	36,501
BankUnited, Inc.(a)	1,014	36,565
Cathay General Bancorp(a)	1,158	36,280
First Republic Bank	546	36,069
Investors Bancorp, Inc.	2,898	36,051
PrivateBancorp, Inc.	888	36,426
Signature Bank*	240	36,809
Synovus Financial Corp.	1,128	36,524
Webster Financial Corp.	978	36,372
Western Alliance Bancorp*	1,020	36,577
		364,174
Beverages – 1.3%
Constellation Brands, Inc., Class A	252	35,895
Dr. Pepper Snapple Group, Inc.	396	36,907
Monster Beverage Corp.*	246	36,644
		109,446
Biotechnology – 5.3%
Alkermes plc*(a)	462	36,674
Anacor Pharmaceuticals, Inc.*	324	36,602
Incyte Corp.*	342	37,090
Intrexon Corp.*	1,212	36,542
Kite Pharma, Inc.*	588	36,233
Myriad Genetics, Inc.*	852	36,772
Neurocrine Biosciences, Inc.*	666	37,676
Portola Pharmaceuticals, Inc.*	726	37,353
Radius Health, Inc.*	588	36,185
Regeneron Pharmaceuticals, Inc.*	66	35,829
Seattle Genetics, Inc.*	822	36,891
Ultragenyx Pharmaceutical, Inc.*	324	36,346
		440,193
Building Products – 2.6%
A.O. Smith Corp.(a)	468	35,853

	Number of Shares	Value
Allegion plc(a)	558	$36,783
Fortune Brands Home & Security, Inc.(a)	654	36,297
Lennox International, Inc.	294	36,721
Masco Corp.	1,296	36,677
Owens Corning	786	36,966
		219,297
Capital Markets – 1.3%
E*TRADE Financial Corp.*(a)	1,230	36,457
SEI Investments Co.	696	36,470
WisdomTree Investments, Inc.	2,310	36,221
		109,148
Chemicals – 3.1%
Celanese Corp.A(a)	546	36,762
Dow Chemical Co./The	714	36,757
International Flavors & Fragrances, Inc.	306	36,610
LyondellBasell Industries N.V., Class A	420	36,498
Scotts Miracle-Gro Co./The, Class A	564	36,384
Sensient Technologies Corp.	576	36,184
W.R. Grace & Co.*	366	36,450
		255,645
Commercial Services & Supplies – 0.9%
Cintas Corp.(a)	408	37,149
Waste Connections, Inc.	648	36,495
		73,644
Communications Equipment – 0.9%
Juniper Networks, Inc.	1,332	36,763
Palo Alto Networks, Inc.*	210	36,990
		73,753
Construction Materials – 0.9%
Martin Marietta Materials, Inc.	270	36,877
Vulcan Materials Co.	390	37,038
		73,915
Containers & Packaging – 0.9%
Avery Dennison Corp.(a)	582	36,468
Berry Plastics Group, Inc.*(a)	1,014	36,687
		73,155
Diversified Consumer Services – 0.9%
Service Corp. International	1,404	36,532
ServiceMaster Global Holdings, Inc.*	936	36,729
		73,261
Diversified Financial Services – 2.2%
FactSet Research Systems, Inc.(a)	222	36,091
Intercontinental Exchange, Inc.	144	36,902
MarketAxess Holdings, Inc.	324	36,155
MSCI, Inc.	510	36,786
Nasdaq, Inc.	648	37,694
		183,628

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Electric Utilities – 0.9%
IDACORP, Inc.	534	$36,312
Xcel Energy, Inc.	1,032	37,059
		73,371
Electrical Equipment – 0.9%
Acuity Brands, Inc.(a)	156	36,473
SolarCity Corp.*	732	37,346
		73,819
Electronic Equipment, Instruments & Components – 0.4%
IPG Photonics Corp.*	396	35,307
Food & Staples Retailing – 0.9%
Casey’s General Stores, Inc.(a)	306	36,858
Kroger Co./The	882	36,894
		73,752
Food Products – 2.2%
Hormel Foods Corp.	468	37,009
Kraft Heinz Co./The	504	36,671
Pinnacle Foods, Inc.	864	36,685
Post Holdings, Inc.*	594	36,650
Tyson Foods, Inc., Class A	690	36,798
		183,813
Gas Utilities – 1.3%
Atmos Energy Corp.(a)	570	35,933
ONE Gas, Inc.	726	36,423
WGL Holdings, Inc.	594	37,416
		109,772
Health Care Equipment & Supplies – 2.2%
ABIOMED, Inc.*(a)	408	36,834
Boston Scientific Corp.*	1,986	36,622
DexCom, Inc.*(a)	450	36,855
Edwards Lifesciences Corp.*(a)	468	36,963
Hologic, Inc.*	948	36,678
		183,952
Health Care Providers & Services – 1.3%
Aetna, Inc.(a)	336	36,328
Amsurg Corp.*(a)	480	36,480
Chemed Corp.	246	36,851
		109,659
Hotels, Restaurants & Leisure – 4.0%
Carnival Corp.	672	36,611
Darden Restaurants, Inc.	582	37,038
McDonald’s Corp.	312	36,860
Norwegian Cruise Line Holdings Ltd.*	612	35,863
Royal Caribbean Cruises Ltd.	360	36,436
Six Flags Entertainment Corp.	690	37,909
Starbucks Corp.	612	36,738
Vail Resorts, Inc.	288	36,861

	Number of Shares	Value
Wendy’s Co./The	3,408	$36,704
		331,020
Household Durables – 1.8%
D.R. Horton, Inc.(a)	1,116	35,745
Mohawk Industries, Inc.*	192	36,363
NVR, Inc.*	24	39,432
Tempur Sealy International, Inc.*	522	36,780
		148,320
Industrial Conglomerates – 0.4%
Roper Technologies, Inc.	186	35,301
Insurance – 6.1%
American Financial Group, Inc.(a)	504	36,328
Arch Capital Group Ltd.*(a)	528	36,828
Assurant, Inc.(a)	456	36,726
Cincinnati Financial Corp.	618	36,567
First American Financial Corp.(a)	1,020	36,618
Hanover Insurance Group, Inc./The	438	35,627
Markel Corp.*	42	37,101
Old Republic International Corp.	1,902	35,434
ProAssurance Corp.	756	36,689
Progressive Corp./The	1,140	36,252
RenaissanceRe Holdings Ltd.	324	36,674
Validus Holdings Ltd.	792	36,662
White Mountains Insurance Group Ltd.	48	34,887
XL Group plc	936	36,672
		509,065
Internet & Catalog Retail – 1.3%
Amazon.com, Inc.*(a)	54	36,498
Expedia, Inc.(a)	294	36,544
Netflix, Inc.*	318	36,373
		109,415
Internet Software & Services – 2.2%
Alphabet, Inc., Class C*	48	36,426
CoStar Group, Inc.*(a)	180	37,204
Facebook, Inc., Class A*(a)	348	36,422
j2 Global, Inc.	444	36,550
VeriSign, Inc.*	420	36,691
		183,293
IT Services – 6.1%
Accenture plc, Class A(a)	348	36,366
Broadridge Financial Solutions, Inc.(a)	660	35,462
EPAM Systems, Inc.*(a)	462	36,322
Euronet Worldwide, Inc.*(a)	498	36,070
Fiserv, Inc.*	396	36,218
Genpact Ltd.*	1,446	36,121
Global Payments, Inc.	564	36,384
Jack Henry & Associates, Inc.	462	36,064
Leidos Holdings, Inc.	648	36,456

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
MasterCard, Inc., Class A	378	$36,802
Sabre Corp.	1,314	36,753
Total System Services, Inc.	738	36,752
Vantiv, Inc., Class A*	768	36,419
Visa, Inc., Class A	462	35,828
		508,017
Machinery – 0.4%
Toro Co./The	498	36,389
Media – 0.4%
AMC Networks, Inc., Class A*	492	36,742
Multi-Utilities – 0.9%
CMS Energy Corp.(a)	1,050	37,884
NiSource, Inc.	1,872	36,523
		74,407
Oil, Gas & Consumable Fuels – 4.0%
Diamondback Energy, Inc.(a)	552	36,929
HollyFrontier Corp.	930	37,098
Marathon Petroleum Corp.	714	37,014
Newfield Exploration Co.*	1,128	36,727
PBF Energy, Inc., Class A	996	36,663
Phillips 66	450	36,810
Tesoro Corp.	354	37,301
Valero Energy Corp.	522	36,910
Western Refining, Inc.	1,050	37,401
		332,853
Personal Products – 0.5%
Herbalife Ltd.*	690	36,998
Pharmaceuticals – 0.9%
Horizon Pharma plc*	1,680	36,406
Impax Laboratories, Inc.*	858	36,688
		73,094
Professional Services – 1.3%
Equifax, Inc.(a)	336	37,421
ManpowerGroup, Inc.	432	36,413
Verisk Analytics, Inc.*	474	36,441
		110,275
Real Estate Investment Trusts (REITs) – 5.3%
Crown Castle International Corp.	426	36,828
CubeSmart(a)	1,194	36,560
Digital Realty Trust, Inc.	486	36,751
Equinix, Inc.(a)	121	36,590
Equity LifeStyle Properties, Inc.(a)	552	36,802
Essex Property Trust, Inc.(a)	150	35,912
Extra Space Storage, Inc.(a)	426	37,577
Mid-America Apartment Communities, Inc.	408	37,051
Public Storage	150	37,155
Sovran Self Storage, Inc.	342	36,700

	Number of Shares	Value
Sun Communities, Inc.	546	$37,417
UDR, Inc.	972	36,518
		441,861
Semiconductors & Semiconductor Equipment – 1.8%
Avago Technologies Ltd.(a)	252	36,578
First Solar, Inc.*	558	36,822
Integrated Device Technology, Inc.*	1,386	36,521
NVIDIA Corp.	1,134	37,377
		147,298
Software – 5.7%
Activision Blizzard, Inc.(a)	948	36,697
Blackbaud, Inc.(a)	558	36,750
Electronic Arts, Inc.*(a)	534	36,697
Fair Isaac Corp.	384	36,165
Manhattan Associates, Inc.*	552	36,526
Nuance Communications, Inc.*	1,842	36,637
Proofpoint, Inc.*	564	36,666
Red Hat, Inc.*	456	37,761
salesforce.com, Inc.*	468	36,691
SS&C Technologies Holdings, Inc.	528	36,047
Take-Two Interactive Software, Inc.*	1,080	37,627
Tyler Technologies, Inc.*	210	36,607
Ultimate Software Group, Inc./The*	186	36,365
		477,236
Specialty Retail – 2.6%
AutoZone, Inc.*(a)	48	35,612
Home Depot, Inc./The	270	35,708
L Brands, Inc.	372	35,645
Lithia Motors, Inc., Class A	342	36,481
O’Reilly Automotive, Inc.*	144	36,492
Ulta Salon Cosmetics & Fragrance, Inc.*	204	37,740
		217,678
Textiles, Apparel & Luxury Goods – 0.9%
NIKE, Inc., Class B	588	36,750
Skechers U.S.A., Inc., Class A*	1,200	36,252
		73,002
Tobacco – 0.5%
Reynolds American, Inc.	798	36,828
Trading Companies & Distributors – 0.4%
Watsco, Inc.	312	36,545
Water Utilities – 0.9%
American Water Works Co., Inc.(a)	624	37,284
Aqua America, Inc.	1,230	36,654
		73,938
Wireless Telecommunication Services – 0.9%
Telephone & Data Systems, Inc.	1,410	36,505
T-Mobile US, Inc.*	960	37,555
		74,060

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Total Common Stocks (Cost $7,384,398)		$7,330,249
Total Long Positions (Cost $7,384,398)		7,330,249
Short Positions – (85.1)%
Common Stocks – (84.7)%
Aerospace & Defense – (0.8)%
B/E Aerospace, Inc.	(828)	(35,082)
Esterline Technologies Corp.*	(432)	(34,992)
		(70,074)
Airlines – (0.4)%
Spirit Airlines, Inc.*	(888)	(35,387)
Auto Components – (1.3)%
BorgWarner, Inc.	(810)	(35,016)
Dana Holding Corp.	(2,532)	(34,942)
Tenneco, Inc.*	(768)	(35,259)
		(105,217)
Automobiles – (0.4)%
Harley-Davidson, Inc.	(774)	(35,132)
Banks – (2.1)%
CIT Group, Inc.	(882)	(35,015)
Cullen/Frost Bankers, Inc.	(582)	(34,920)
Popular, Inc.	(1,236)	(35,028)
Prosperity Bancshares, Inc.	(726)	(34,746)
UMB Financial Corp.	(750)	(34,913)
		(174,622)
Biotechnology – (2.1)%
Biogen, Inc.*	(114)	(34,924)
Bluebird Bio, Inc.*	(546)	(35,064)
Cepheid*	(954)	(34,849)
Medivation, Inc.*	(732)	(35,385)
Puma Biotechnology, Inc.*	(462)	(36,221)
		(176,443)
Capital Markets – (4.2)%
Affiliated Managers Group, Inc.*	(222)	(35,467)
Ameriprise Financial, Inc.	(330)	(35,118)
Franklin Resources, Inc.	(954)	(35,126)
Invesco Ltd.	(1,056)	(35,355)
Legg Mason, Inc.	(894)	(35,072)
Morgan Stanley	(1,098)	(34,927)
NorthStar Asset Management Group, Inc.	(2,940)	(35,692)
Stifel Financial Corp.*	(822)	(34,820)
T. Rowe Price Group, Inc.	(492)	(35,173)
Waddell & Reed Financial, Inc., Class A	(1,218)	(34,908)
		(351,658)
Chemicals – (2.1)%
FMC Corp.	(900)	(35,217)

	Number of Shares	Value
Huntsman Corp.	(3,102)	$(35,269)
Mosaic Co./The	(1,278)	(35,260)
Platform Specialty Products Corp.*	(2,760)	(35,411)
Praxair, Inc.	(342)	(35,021)
		(176,178)
Commercial Services & Supplies – (0.4)%
Pitney Bowes, Inc.	(1,704)	(35,188)
Communications Equipment – (0.4)%
QUALCOMM, Inc.	(708)	(35,389)
Construction & Engineering – (0.8)%
Fluor Corp.	(744)	(35,132)
Quanta Services, Inc.*	(1,740)	(35,235)
		(70,367)
Construction Materials – (0.4)%
Eagle Materials, Inc.	(582)	(35,170)
Consumer Finance – (3.4)%
Ally Financial, Inc.*	(1,896)	(35,341)
American Express Co.	(504)	(35,053)
Capital One Financial Corp.	(486)	(35,080)
Discover Financial Services	(654)	(35,068)
LendingClub Corp.*	(3,198)	(35,338)
Navient Corp.	(3,084)	(35,312)
Santander Consumer USA Holdings, Inc.*	(2,226)	(35,282)
SLM Corp.*	(5,370)	(35,012)
		(281,486)
Containers & Packaging – (0.4)%
Owens-Illinois, Inc.*	(2,016)	(35,119)
Diversified Financial Services – (0.8)%
Berkshire Hathaway, Inc., Class B*	(258)	(34,066)
Leucadia National Corp.	(2,046)	(35,580)
		(69,646)
Diversified Telecommunication Services – (0.9)%
CenturyLink, Inc.	(1,404)	(35,325)
Frontier Communications Corp.	(7,566)	(35,333)
		(70,658)
Electric Utilities – (1.3)%
Entergy Corp.	(516)	(35,274)
Exelon Corp.	(1,278)	(35,490)
FirstEnergy Corp.	(1,110)	(35,220)
		(105,984)
Electrical Equipment – (0.4)%
Emerson Electric Co.	(738)	(35,299)
Electronic Equipment, Instruments & Components – (0.4)%
Trimble Navigation Ltd.*	(1,626)	(34,878)
Energy Equipment & Services – (0.9)%
Ensco plc, Class A	(2,304)	(35,459)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
National Oilwell Varco, Inc.	(1,056)	$(35,365)
		(70,824)
Food & Staples Retailing – (1.7)%
Sprouts Farmers Market, Inc.*	(1,338)	(35,577)
United Natural Foods, Inc.*	(894)	(35,188)
Wal-Mart Stores, Inc.	(582)	(35,677)
Whole Foods Market, Inc.	(1,062)	(35,577)
		(142,019)
Food Products – (2.1)%
Archer-Daniels-Midland Co.	(954)	(34,993)
Bunge Ltd.	(516)	(35,232)
Hain Celestial Group, Inc./The*	(870)	(35,139)
Keurig Green Mountain, Inc.	(396)	(35,632)
Mead Johnson Nutrition Co.	(444)	(35,054)
		(176,050)
Gas Utilities – (0.9)%
National Fuel Gas Co.	(828)	(35,397)
Questar Corp.	(1,812)	(35,298)
		(70,695)
Health Care Equipment & Supplies – (1.7)%
Baxter International, Inc.	(912)	(34,793)
Cooper Cos., Inc./The	(264)	(35,429)
Varian Medical Systems, Inc.*	(426)	(34,421)
Zimmer Biomet Holdings, Inc.	(348)	(35,701)
		(140,344)
Health Care Providers & Services – (2.6)%
Brookdale Senior Living, Inc.*	(1,932)	(35,665)
Community Health Systems, Inc.*	(1,326)	(35,179)
DaVita HealthCare Partners, Inc.*	(504)	(35,134)
Envision Healthcare Holdings, Inc.*	(1,362)	(35,371)
Team Health Holdings, Inc.*	(804)	(35,287)
Tenet Healthcare Corp.*	(1,170)	(35,451)
		(212,087)
Hotels, Restaurants & Leisure – (0.9)%
Las Vegas Sands Corp.	(804)	(35,247)
Wynn Resorts Ltd.	(510)	(35,287)
		(70,534)
Household Durables – (1.3)%
Garmin Ltd.	(948)	(35,237)
Tupperware Brands Corp.	(630)	(35,059)
Whirlpool Corp.	(240)	(35,249)
		(105,545)
Independent Power and Renewable Electricity Producers – (1.3)%
AES Corp./The	(3,708)	(35,485)
Calpine Corp.*	(2,460)	(35,596)

	Number of Shares	Value
NRG Energy, Inc.	(3,054)	$(35,946)
		(107,027)
Insurance – (1.3)%
Genworth Financial, Inc., Class A*	(9,330)	(34,801)
Loews Corp.	(906)	(34,790)
MetLife, Inc.	(726)	(35,001)
		(104,592)
Internet & Catalog Retail – (0.4)%
Groupon, Inc.*	(11,436)	(35,109)
Internet Software & Services – (1.7)%
Pandora Media, Inc.*	(2,658)	(35,644)
Rackspace Hosting, Inc.*	(1,386)	(35,094)
Twitter, Inc.*	(1,536)	(35,543)
Yahoo!, Inc.*	(1,032)	(34,324)
		(140,605)
IT Services – (1.7)%
International Business Machines Corp.	(258)	(35,506)
Teradata Corp.*	(1,326)	(35,033)
VeriFone Systems, Inc.*	(1,254)	(35,137)
Xerox Corp.	(3,252)	(34,569)
		(140,245)
Leisure Products – (0.9)%
Mattel, Inc.	(1,302)	(35,375)
Polaris Industries, Inc.	(408)	(35,068)
		(70,443)
Machinery – (5.9)%
Caterpillar, Inc.	(516)	(35,067)
CLARCOR, Inc.	(702)	(34,875)
Colfax Corp.*	(1,512)	(35,305)
Crane Co.	(732)	(35,019)
Cummins, Inc.	(402)	(35,380)
Donaldson Co., Inc.	(1,224)	(35,080)
Flowserve Corp.	(834)	(35,095)
Lincoln Electric Holdings, Inc.	(678)	(35,181)
Manitowoc Co., Inc./The	(2,298)	(35,274)
PACCAR, Inc.	(744)	(35,266)
Pentair plc	(708)	(35,067)
Timken Co./The	(1,230)	(35,166)
Trinity Industries, Inc.	(1,458)	(35,021)
Valmont Industries, Inc.	(330)	(34,987)
		(491,783)
Marine – (0.4)%
Kirby Corp.*	(672)	(35,361)
Media – (2.9)%
Discovery Communications, Inc., Class C*	(1,392)	(35,106)
Scripps Networks Interactive, Inc., Class A	(636)	(35,113)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Time Warner, Inc.	(546)	$(35,310)
Tribune Media Co., Class A	(1,038)	(35,095)
Twenty-First Century Fox, Inc., Class B	(2,520)	(68,620)
Viacom, Inc., Class B	(858)	(35,315)
		(244,559)
Metals & Mining – (0.9)%
Alcoa, Inc.	(3,678)	(36,302)
Freeport-McMoRan, Inc.	(5,256)	(35,583)
		(71,885)
Multiline Retail – (1.7)%
Dillard’s, Inc., Class A	(534)	(35,089)
Kohl’s Corp.	(738)	(35,151)
Macy’s, Inc.	(1,008)	(35,260)
Nordstrom, Inc.	(708)	(35,265)
		(140,765)
Multi-Utilities – (0.9)%
CenterPoint Energy, Inc.	(1,932)	(35,472)
MDU Resources Group, Inc.	(1,914)	(35,064)
		(70,536)
Oil, Gas & Consumable Fuels – (3.4)%
Gulfport Energy Corp.*	(1,464)	(35,971)
Kinder Morgan, Inc.	(2,364)	(35,271)
Murphy Oil Corp.	(1,572)	(35,292)
ONEOK, Inc.	(1,440)	(35,510)
Plains GP Holdings LP, Class A	(3,774)	(35,664)
Range Resources Corp.	(1,440)	(35,438)
Southwestern Energy Co.*	(5,130)	(36,474)
Whiting Petroleum Corp.*	(3,804)	(35,910)
		(285,530)
Paper & Forest Products – (0.4)%
International Paper Co.	(930)	(35,061)
Personal Products – (0.4)%
Edgewell Personal Care Co.	(450)	(35,266)
Pharmaceuticals – (2.6)%
Akorn, Inc.*	(942)	(35,146)
Jazz Pharmaceuticals plc*	(252)	(35,421)
Mallinckrodt plc*	(474)	(35,375)
Merck & Co., Inc.	(666)	(35,178)
Mylan N.V.*	(672)	(36,335)
Pacira Pharmaceuticals, Inc.*	(456)	(35,016)
		(212,471)
Real Estate Investment Trusts (REITs) – (7.2)%
American Capital Agency Corp.	(2,034)	(35,270)
CBL & Associates Properties, Inc.	(2,838)	(35,106)
Corrections Corp. of America	(1,344)	(35,603)
HCP, Inc.	(918)	(35,104)
Host Hotels & Resorts, Inc.	(2,280)	(34,975)
Iron Mountain, Inc.	(1,296)	(35,005)

	Number of Shares	Value
LaSalle Hotel Properties	(1,386)	$(34,872)
Medical Properties Trust, Inc.	(3,054)	(35,151)
NorthStar Realty Finance Corp.	(2,088)	(35,559)
Outfront Media, Inc.	(1,614)	(35,234)
Rayonier, Inc.	(1,572)	(34,898)
RLJ Lodging Trust	(1,608)	(34,781)
Senior Housing Properties Trust	(2,376)	(35,260)
Spirit Realty Capital, Inc.	(3,498)	(35,050)
Ventas, Inc.	(642)	(36,228)
Welltower, Inc.	(516)	(35,103)
Weyerhaeuser Co.	(1,170)	(35,077)
		(598,276)
Real Estate Management & Development – (0.4)%
Howard Hughes Corp./The*	(312)	(35,306)
RMR Group, Inc./The, Class A*	(1)	(11)
		(35,317)
Road & Rail – (3.8)%
Avis Budget Group, Inc.*	(966)	(35,056)
CSX Corp.	(1,362)	(35,344)
Genesee & Wyoming, Inc., Class A*	(660)	(35,435)
Hertz Global Holdings, Inc.*	(2,466)	(35,091)
Kansas City Southern	(468)	(34,946)
Norfolk Southern Corp.	(420)	(35,528)
Old Dominion Freight Line, Inc.*	(600)	(35,442)
Ryder System, Inc.	(618)	(35,121)
Union Pacific Corp.	(450)	(35,190)
		(317,153)
Semiconductors & Semiconductor Equipment – (1.7)%
Applied Materials, Inc.	(1,830)	(34,166)
Cree, Inc.*	(1,308)	(34,885)
Marvell Technology Group Ltd.	(3,918)	(34,557)
Micron Technology, Inc.*	(2,496)	(35,343)
		(138,951)
Software – (1.7)%
FireEye, Inc.*	(1,698)	(35,217)
NetSuite, Inc.*	(420)	(35,540)
Verint Systems, Inc.*	(864)	(35,044)
VMware, Inc., Class A*	(630)	(35,639)
		(141,440)
Specialty Retail – (3.0)%
Bed Bath & Beyond, Inc.*	(732)	(35,319)
Dick’s Sporting Goods, Inc.	(1,002)	(35,421)
Gap, Inc./The	(1,422)	(35,123)
GNC Holdings, Inc., Class A	(1,146)	(35,549)
Staples, Inc.	(3,738)	(35,399)
Tiffany & Co.	(462)	(35,246)
Urban Outfitters, Inc.*	(1,542)	(35,080)
		(247,137)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Technology Hardware, Storage & Peripherals – (1.7)%
HP, Inc.	(2,976)	$(35,236)
NetApp, Inc.	(1,332)	(35,338)
Seagate Technology plc	(966)	(35,413)
Western Digital Corp.	(582)	(34,949)
		(140,936)
Textiles, Apparel & Luxury Goods – (2.1)%
Coach, Inc.	(1,092)	(35,741)
Kate Spade & Co.*	(1,986)	(35,291)
Michael Kors Holdings Ltd.*	(882)	(35,333)
PVH Corp.	(480)	(35,352)
Ralph Lauren Corp.	(312)	(34,782)
		(176,499)
Thrifts & Mortgage Finance – (0.4)%
Radian Group, Inc.	(2,622)	(35,109)
Trading Companies & Distributors – (0.8)%
MSC Industrial Direct Co., Inc., Class A	(624)	(35,113)
United Rentals, Inc.*	(486)	(35,254)
		(70,367)
Total Common Stocks (Cost $(7,500,363))		(7,044,416)

	Number of Shares	Value
Master Limited Partnership – (0.4)%
Oil, Gas & Consumable Fuels – (0.4)%
Plains All American Pipeline LP (Cost $(35,312))	(1,530)	$(35,343)
Total Short Positions (Cost $(7,535,675))		(7,079,759)
Total Investments — 3.0% (Cost $(151,277))		250,490
Other assets less liabilities — 97.0%		8,072,362
Net Assets — 100.0%		$8,322,852
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,808,467.

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$573,539
Aggregate gross unrealized depreciation	(240,613)
Net unrealized appreciation	$332,926
Federal income tax cost of investments	$(82,436)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
945,439 USD	10/04/2017	Morgan Stanley	0.85%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(3))	$(1,197)	—	$(1,197)
(1,300,677) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(3))	(0.17)%	51,938	—	51,938
					$50,741		$50,741
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Long Positions – 85.2%
Common Stocks – 85.2%
Aerospace & Defense – 0.4%
Spirit AeroSystems Holdings, Inc., Class A*	202	$10,114
Airlines – 3.1%
Alaska Air Group, Inc.(a)	130	10,466
American Airlines Group, Inc.(a)	258	10,926
Delta Air Lines, Inc.(a)	210	10,645
JetBlue Airways Corp.*(a)	422	9,558
Southwest Airlines Co.	230	9,904
Spirit Airlines, Inc.*	284	11,318
United Continental Holdings, Inc.*	190	10,887
		73,704
Auto Components – 2.6%
BorgWarner, Inc.(a)	250	10,808
Dana Holding Corp.(a)	692	9,550
Gentex Corp.	646	10,342
Goodyear Tire & Rubber Co./The(a)	306	9,997
Lear Corp.	86	10,563
Tenneco, Inc.*	226	10,376
		61,636
Automobiles – 1.8%
Ford Motor Co.(a)	798	11,244
General Motors Co.(a)	306	10,407
Harley-Davidson, Inc.(a)	228	10,349
Thor Industries, Inc.	198	11,118
		43,118
Banks – 4.3%
Bank of America Corp.(a)	610	10,266
CIT Group, Inc.(a)	248	9,846
Citigroup, Inc.(a)	208	10,764
Fifth Third Bancorp(a)	514	10,331
JPMorgan Chase & Co.(a)	160	10,565
KeyCorp(a)	808	10,658
Popular, Inc.(a)	354	10,032
Prosperity Bancshares, Inc.	214	10,242
Regions Financial Corp.	1,052	10,099
SunTrust Banks, Inc.	244	10,453
		103,256
Biotechnology – 0.9%
Amgen, Inc.(a)	68	11,038
Gilead Sciences, Inc.(a)	98	9,917
		20,955
Building Products – 0.5%
Owens Corning	240	11,287
Capital Markets – 0.8%
Goldman Sachs Group, Inc./The(a)	56	10,093

	Number of Shares	Value
Morgan Stanley	310	$9,861
		19,954
Chemicals – 1.3%
Huntsman Corp.(a)	916	10,415
Mosaic Co./The	378	10,429
Olin Corp.	598	10,321
		31,165
Commercial Services & Supplies – 0.8%
ADT Corp./The	302	9,960
R.R. Donnelley & Sons Co.	632	9,303
		19,263
Communications Equipment – 1.7%
ARRIS Group, Inc.*(a)	350	10,700
Brocade Communications Systems, Inc.(a)	1,048	9,621
Cisco Systems, Inc.(a)	394	10,699
Juniper Networks, Inc.(a)	354	9,770
		40,790
Construction & Engineering – 2.1%
AECOM*(a)	362	10,871
Chicago Bridge & Iron Co. N.V.	240	9,358
Fluor Corp.(a)	220	10,388
Jacobs Engineering Group, Inc.*(a)	244	10,236
Quanta Services, Inc.*	534	10,813
		51,666
Consumer Finance – 1.7%
Ally Financial, Inc.*(a)	520	9,693
Capital One Financial Corp.(a)	140	10,105
Navient Corp.	910	10,420
Santander Consumer USA Holdings, Inc.*	658	10,429
		40,647
Containers & Packaging – 0.8%
Owens-Illinois, Inc.*	594	10,347
WestRock Co.	214	9,763
		20,110
Diversified Financial Services – 0.4%
Voya Financial, Inc.	284	10,483
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	326	11,218
CenturyLink, Inc.(a)	382	9,611
		20,829
Electric Utilities – 2.7%
ALLETE, Inc.(a)	210	10,674
Duke Energy Corp.(a)	158	11,280
Entergy Corp.(a)	152	10,391
Exelon Corp.(a)	372	10,330
FirstEnergy Corp.(a)	352	11,169

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Great Plains Energy, Inc.(a)	388	$10,596
		64,440
Electrical Equipment – 0.8%
Eaton Corp. plc(a)	192	9,992
Regal Beloit Corp.	168	9,831
		19,823
Electronic Equipment, Instruments & Components – 2.6%
Arrow Electronics, Inc.*(a)	190	10,294
Avnet, Inc.(a)	236	10,110
Corning, Inc.(a)	576	10,530
Ingram Micro, Inc., Class A(a)	360	10,937
Jabil Circuit, Inc.(a)	418	9,735
Tech Data Corp.*	156	10,355
		61,961
Energy Equipment & Services – 2.1%
Diamond Offshore Drilling, Inc.	476	10,044
Ensco plc, Class A(a)	650	10,003
Noble Corp. plc	978	10,318
Rowan Cos., plc, Class A	548	9,289
Transocean Ltd.	842	10,424
		50,078
Food & Staples Retailing – 0.4%
Wal-Mart Stores, Inc.	172	10,544
Food Products – 1.7%
Archer-Daniels-Midland Co.(a)	296	10,857
Bunge Ltd.(a)	152	10,379
Ingredion, Inc.(a)	108	10,351
Tyson Foods, Inc., Class A	194	10,346
		41,933
Health Care Equipment & Supplies – 0.4%
Zimmer Biomet Holdings, Inc.	102	10,464
Health Care Providers & Services – 6.3%
Aetna, Inc.(a)	94	10,163
Amsurg Corp.*(a)	126	9,576
Anthem, Inc.(a)	78	10,876
Community Health Systems, Inc.*(a)	380	10,081
Express Scripts Holding Co.*(a)	118	10,314
HCA Holdings, Inc.*(a)	142	9,604
HealthSouth Corp.(a)	302	10,513
Laboratory Corp. of America Holdings*	84	10,386
LifePoint Health, Inc.*	142	10,423
Molina Healthcare, Inc.*	160	9,621
Quest Diagnostics, Inc.	158	11,240
Tenet Healthcare Corp.*	320	9,696
UnitedHealth Group, Inc.	88	10,352
Universal Health Services, Inc., Class B	88	10,515
WellCare Health Plans, Inc.*	122	9,542
		152,902

	Number of Shares	Value
Hotels, Restaurants & Leisure – 0.5%
Carnival Corp.(a)	198	$10,787
Household Durables – 0.4%
Whirlpool Corp.	66	9,693
Independent Power and Renewable Electricity Producers – 0.4%
AES Corp./The(a)	1,094	10,470
Insurance – 9.1%
ACE Ltd.(a)	94	10,984
Aflac, Inc.(a)	180	10,782
American International Group, Inc.(a)	180	11,155
Aspen Insurance Holdings Ltd.(a)	212	10,239
Assurant, Inc.(a)	132	10,631
Assured Guaranty Ltd.(a)	390	10,308
Axis Capital Holdings Ltd.(a)	186	10,457
CNO Financial Group, Inc.(a)	526	10,041
Endurance Specialty Holdings Ltd.(a)	170	10,878
Everest Re Group Ltd.	58	10,619
Hartford Financial Services Group, Inc./The(a)	228	9,909
Lincoln National Corp.	200	10,052
Loews Corp.	270	10,368
MetLife, Inc.	222	10,703
Prudential Financial, Inc.	124	10,095
Reinsurance Group of America, Inc.	112	9,582
RenaissanceRe Holdings Ltd.	98	11,093
Travelers Cos., Inc./The	94	10,609
Unum Group	290	9,654
Validus Holdings Ltd.	234	10,832
XL Group plc	264	10,343
		219,334
IT Services – 1.3%
Computer Sciences Corp.(a)	348	11,373
Teradata Corp.*	382	10,092
Xerox Corp.	1,010	10,736
		32,201
Leisure Products – 0.4%
Vista Outdoor, Inc.*	240	10,682
Machinery – 3.3%
AGCO Corp.(a)	226	10,258
Allison Transmission Holdings, Inc.(a)	374	9,683
Colfax Corp.*	446	10,414
Crane Co.	216	10,334
Cummins, Inc.(a)	118	10,385
PACCAR, Inc.	210	9,954
Timken Co./The	338	9,663
Trinity Industries, Inc.	398	9,560
		80,251

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Marine – 0.4%
Kirby Corp.*(a)	198	$10,419
Media – 1.2%
News Corp., Class A	698	9,325
TEGNA, Inc.	398	10,157
Viacom, Inc., Class B	254	10,455
		29,937
Metals & Mining – 1.3%
Freeport-McMoRan, Inc.(a)	1,552	10,507
Reliance Steel & Aluminum Co.	190	11,003
Steel Dynamics, Inc.	582	10,400
		31,910
Multiline Retail – 1.3%
Dillard’s, Inc., Class A(a)	158	10,382
Kohl’s Corp.	218	10,383
Macy’s, Inc.	276	9,655
		30,420
Multi-Utilities – 1.3%
Consolidated Edison, Inc.(a)	172	11,055
MDU Resources Group, Inc.	566	10,369
Public Service Enterprise Group, Inc.	276	10,678
		32,102
Oil, Gas & Consumable Fuels – 2.5%
HollyFrontier Corp.	264	10,531
Marathon Petroleum Corp.	184	9,539
PBF Energy, Inc., Class A	262	9,644
Tesoro Corp.	92	9,694
Valero Energy Corp.	148	10,465
Western Refining, Inc.	296	10,543
		60,416
Paper & Forest Products – 0.8%
Domtar Corp.	262	9,681
International Paper Co.	274	10,330
		20,011
Personal Products – 0.4%
Nu Skin Enterprises, Inc., Class A	272	10,306
Pharmaceuticals – 1.3%
Mallinckrodt plc*	140	10,448
Mylan N.V.*	208	11,247
Pfizer, Inc.	322	10,394
		32,089
Real Estate Investment Trusts (REITs) – 3.0%
American Capital Agency Corp.(a)	550	9,537
Annaly Capital Management, Inc.	1,126	10,562
Chimera Investment Corp.(a)	746	10,176
MFA Financial, Inc.	1,620	10,692

	Number of Shares	Value
New Residential Investment Corp.	840	$10,214
Starwood Property Trust, Inc.	524	10,773
Two Harbors Investment Corp.	1,250	10,125
		72,079
Road & Rail – 2.5%
Avis Budget Group, Inc.*(a)	284	10,306
CSX Corp.(a)	404	10,484
Genesee & Wyoming, Inc., Class A*(a)	194	10,416
Hertz Global Holdings, Inc.*(a)	676	9,619
Norfolk Southern Corp.	112	9,474
Ryder System, Inc.	184	10,457
		60,756
Semiconductors & Semiconductor Equipment – 3.0%
Intel Corp.(a)	316	10,886
Lam Research Corp.	140	11,119
Micron Technology, Inc.*	678	9,600
Microsemi Corp.*	316	10,298
ON Semiconductor Corp.*	982	9,624
Qorvo, Inc.*	184	9,366
Teradyne, Inc.	548	11,327
		72,220
Software – 0.4%
CA, Inc.(a)	364	10,396
Specialty Retail – 4.2%
American Eagle Outfitters, Inc.(a)	702	10,881
Ascena Retail Group, Inc.*(a)	956	9,417
Bed Bath & Beyond, Inc.*(a)	216	10,422
Best Buy Co., Inc.(a)	336	10,231
Cabela’s, Inc.*	228	10,654
Dick’s Sporting Goods, Inc.(a)	274	9,686
GameStop Corp., Class A	368	10,319
Gap, Inc./The(a)	384	9,485
Staples, Inc.	1,104	10,455
Urban Outfitters, Inc.*	478	10,874
		102,424
Technology Hardware, Storage & Peripherals – 2.5%
Hewlett Packard Enterprise Co.	688	10,458
HP, Inc.(a)	848	10,040
NCR Corp.*	394	9,637
NetApp, Inc.	392	10,400
Seagate Technology plc	280	10,265
Western Digital Corp.	160	9,608
		60,408
Textiles, Apparel & Luxury Goods – 1.3%
Michael Kors Holdings Ltd.*(a)	266	10,656
PVH Corp.	140	10,311
Ralph Lauren Corp.	92	10,256
		31,223

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Thrifts & Mortgage Finance – 0.4%
Radian Group, Inc.	774	$10,364
Trading Companies & Distributors – 0.9%
Air Lease Corp.(a)	328	10,981
United Rentals, Inc.*	144	10,446
		21,427
Total Common Stocks (Cost $2,205,809)		2,063,447
Total Long Positions (Cost $2,205,809)		2,063,447
Short Positions – (86.7)%
Common Stocks – (86.7)%
Aerospace & Defense – (0.9)%
Lockheed Martin Corp.	(52)	(11,292)
TransDigm Group, Inc.*	(48)	(10,965)
		(22,257)
Automobiles – (0.5)%
Tesla Motors, Inc.*	(46)	(11,040)
Beverages – (0.8)%
Brown-Forman Corp., Class B	(100)	(9,928)
Monster Beverage Corp.*	(68)	(10,129)
		(20,057)
Biotechnology – (7.7)%
ACADIA Pharmaceuticals, Inc.*	(278)	(9,911)
Alkermes plc*	(130)	(10,319)
Alnylam Pharmaceuticals, Inc.*	(104)	(9,791)
Anacor Pharmaceuticals, Inc.*	(92)	(10,393)
BioMarin Pharmaceutical, Inc.*	(100)	(10,476)
Cepheid*	(284)	(10,375)
Halozyme Therapeutics, Inc.*	(600)	(10,398)
Incyte Corp.*	(94)	(10,194)
Intercept Pharmaceuticals, Inc.*	(66)	(9,857)
Ionis Pharmaceuticals, Inc.*	(176)	(10,900)
Neurocrine Biosciences, Inc.*	(182)	(10,296)
Portola Pharmaceuticals, Inc.*	(214)	(11,010)
Puma Biotechnology, Inc.*	(144)	(11,290)
Radius Health, Inc.*	(160)	(9,846)
Regeneron Pharmaceuticals, Inc.*	(20)	(10,857)
Seattle Genetics, Inc.*	(232)	(10,412)
Ultragenyx Pharmaceutical, Inc.*	(92)	(10,321)
Vertex Pharmaceuticals, Inc.*	(86)	(10,821)
		(187,467)
Building Products – (1.7)%
A.O. Smith Corp.	(140)	(10,725)
Allegion plc	(164)	(10,811)
Lennox International, Inc.	(80)	(9,992)
Masco Corp.	(358)	(10,132)
		(41,660)

	Number of Shares	Value
Capital Markets – (1.7)%
Charles Schwab Corp./The	(316)	$(10,406)
SEI Investments Co.	(196)	(10,271)
TD Ameritrade Holding Corp.	(292)	(10,135)
WisdomTree Investments, Inc.	(652)	(10,223)
		(41,035)
Chemicals – (3.4)%
Axalta Coating Systems Ltd.*	(388)	(10,340)
Ecolab, Inc.	(90)	(10,294)
International Flavors & Fragrances, Inc.	(90)	(10,768)
Monsanto Co.	(106)	(10,443)
NewMarket Corp.	(26)	(9,899)
Scotts Miracle-Gro Co./The, Class A	(162)	(10,451)
Sherwin-Williams Co./The	(40)	(10,384)
W.R. Grace & Co.*	(106)	(10,556)
		(83,135)
Commercial Services & Supplies – (1.3)%
Cintas Corp.	(114)	(10,380)
Rollins, Inc.	(394)	(10,204)
Stericycle, Inc.*	(88)	(10,613)
		(31,197)
Communications Equipment – (0.4)%
Palo Alto Networks, Inc.*	(58)	(10,216)
Construction Materials – (0.4)%
Vulcan Materials Co.	(104)	(9,877)
Consumer Finance – (0.4)%
LendingClub Corp.*	(886)	(9,790)
Distributors – (0.4)%
Pool Corp.	(132)	(10,663)
Diversified Financial Services – (2.6)%
CBOE Holdings, Inc.	(148)	(9,605)
FactSet Research Systems, Inc.	(62)	(10,079)
MarketAxess Holdings, Inc.	(92)	(10,266)
McGraw Hill Financial, Inc.	(110)	(10,844)
Moody’s Corp.	(106)	(10,636)
MSCI, Inc.	(144)	(10,387)
		(61,817)
Diversified Telecommunication Services – (0.5)%
Level 3 Communications, Inc.*	(210)	(11,416)
Electric Utilities – (0.5)%
ITC Holdings Corp.	(288)	(11,304)
Electrical Equipment – (0.5)%
Acuity Brands, Inc.	(48)	(11,222)
Electronic Equipment, Instruments & Components – (0.9)%
Amphenol Corp., Class A	(194)	(10,133)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Cognex Corp.	(312)	$(10,536)
		(20,669)
Energy Equipment & Services – (0.4)%
Core Laboratories N.V.	(96)	(10,439)
Food & Staples Retailing – (0.9)%
Costco Wholesale Corp.	(68)	(10,982)
Sprouts Farmers Market, Inc.*	(394)	(10,477)
		(21,459)
Food Products – (1.8)%
Hershey Co./The	(124)	(11,070)
McCormick & Co., Inc.	(134)	(11,465)
Mead Johnson Nutrition Co.	(132)	(10,421)
WhiteWave Foods Co./The*	(276)	(10,739)
		(43,695)
Gas Utilities – (1.3)%
Atmos Energy Corp.	(164)	(10,339)
New Jersey Resources Corp.	(314)	(10,349)
WGL Holdings, Inc.	(172)	(10,834)
		(31,522)
Health Care Equipment & Supplies – (0.9)%
DexCom, Inc.*	(128)	(10,483)
IDEXX Laboratories, Inc.*	(148)	(10,792)
		(21,275)
Health Care Technology – (0.9)%
athenahealth, Inc.*	(70)	(11,268)
Medidata Solutions, Inc.*	(210)	(10,351)
		(21,619)
Hotels, Restaurants & Leisure – (3.5)%
Chipotle Mexican Grill, Inc.*	(22)	(10,557)
Domino’s Pizza, Inc.	(94)	(10,457)
Dunkin’ Brands Group, Inc.	(258)	(10,988)
Marriott International, Inc., Class A	(140)	(9,386)
McDonald’s Corp.	(94)	(11,105)
Panera Bread Co., Class A*	(54)	(10,518)
Starbucks Corp.	(186)	(11,166)
Yum! Brands, Inc.	(152)	(11,104)
		(85,281)
Household Durables – (0.4)%
Tempur Sealy International, Inc.*	(134)	(9,442)
Household Products – (1.8)%
Church & Dwight Co., Inc.	(126)	(10,695)
Clorox Co./The	(86)	(10,907)
Colgate-Palmolive Co.	(170)	(11,326)
Kimberly-Clark Corp.	(90)	(11,457)
		(44,385)
Industrial Conglomerates – (0.5)%
Roper Technologies, Inc.	(58)	(11,008)

	Number of Shares	Value
Internet & Catalog Retail – (2.2)%
Amazon.com, Inc.*	(16)	$(10,814)
Liberty VenturesA*	(248)	(11,187)
Netflix, Inc.*	(86)	(9,837)
Priceline Group, Inc./The*	(8)	(10,200)
TripAdvisor, Inc.*	(128)	(10,912)
		(52,950)
Internet Software & Services – (1.7)%
CoStar Group, Inc.*	(52)	(10,748)
Facebook, Inc., Class A*	(102)	(10,675)
LinkedIn Corp., Class A*	(44)	(9,904)
Pandora Media, Inc.*	(776)	(10,406)
		(41,733)
IT Services – (5.7)%
Accenture plc, Class A	(100)	(10,450)
Automatic Data Processing, Inc.	(134)	(11,353)
Booz Allen Hamilton Holding Corp.	(352)	(10,859)
Broadridge Financial Solutions, Inc.	(198)	(10,639)
Fiserv, Inc.*	(110)	(10,061)
FleetCor Technologies, Inc.*	(70)	(10,005)
Gartner, Inc.*	(122)	(11,065)
Jack Henry & Associates, Inc.	(138)	(10,772)
MasterCard, Inc., Class A	(112)	(10,904)
MAXIMUS, Inc.	(188)	(10,575)
Paychex, Inc.	(208)	(11,001)
Sabre Corp.	(364)	(10,181)
Visa, Inc., Class A	(144)	(11,167)
		(139,032)
Life Sciences Tools & Services – (0.9)%
Illumina, Inc.*	(58)	(11,133)
Mettler-Toledo International, Inc.*	(30)	(10,174)
		(21,307)
Machinery – (1.3)%
Graco, Inc.	(146)	(10,522)
Middleby Corp./The*	(92)	(9,924)
Toro Co./The	(142)	(10,376)
		(30,822)
Media – (1.7)%
Cable One, Inc.	(24)	(10,408)
Lions Gate Entertainment Corp.	(314)	(10,170)
Live Nation Entertainment, Inc.*	(388)	(9,533)
Sirius XM Holdings, Inc.*	(2,622)	(10,672)
		(40,783)
Multi-Utilities – (1.3)%
Dominion Resources, Inc.	(160)	(10,822)
Sempra Energy	(108)	(10,153)
WEC Energy Group, Inc.	(202)	(10,365)
		(31,340)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Oil, Gas & Consumable Fuels – (3.8)%
Anadarko Petroleum Corp.	(214)	$(10,396)
Cabot Oil & Gas Corp.	(570)	(10,083)
Cheniere Energy, Inc.*	(278)	(10,355)
Cimarex Energy Co.	(116)	(10,368)
Cobalt International Energy, Inc.*	(1,934)	(10,444)
Diamondback Energy, Inc.	(144)	(9,634)
EOG Resources, Inc.	(146)	(10,335)
Occidental Petroleum Corp.	(142)	(9,601)
Pioneer Natural Resources Co.	(78)	(9,780)
		(90,996)
Paper & Forest Products – (0.4)%
Louisiana-Pacific Corp.*	(576)	(10,374)
Personal Products – (0.5)%
Estee Lauder Cos., Inc./The, Class A	(126)	(11,096)
Professional Services – (0.9)%
Equifax, Inc.	(100)	(11,137)
Verisk Analytics, Inc.*	(134)	(10,302)
		(21,439)
Real Estate Investment Trusts (REITs) – (13.9)%
American Tower Corp.	(104)	(10,083)
Apartment Investment & Management Co., Class A	(272)	(10,888)
Boston Properties, Inc.	(86)	(10,968)
Communications Sales & Leasing, Inc.	(534)	(9,980)
Crown Castle International Corp.	(120)	(10,374)
CubeSmart	(368)	(11,268)
Digital Realty Trust, Inc.	(146)	(11,041)
Duke Realty Corp.	(516)	(10,846)
Equinix, Inc.	(37)	(11,189)
Equity LifeStyle Properties, Inc.	(156)	(10,401)
Equity Residential	(138)	(11,259)
Essex Property Trust, Inc.	(46)	(11,013)
Extra Space Storage, Inc.	(116)	(10,232)
Federal Realty Investment Trust	(74)	(10,811)
Gaming and Leisure Properties, Inc.	(358)	(9,952)
General Growth Properties, Inc.	(380)	(10,340)
Highwoods Properties, Inc.	(236)	(10,290)
Iron Mountain, Inc.	(354)	(9,562)
Lamar Advertising Co., Class A	(172)	(10,317)
Macerich Co./The	(126)	(10,167)
Public Storage	(44)	(10,899)
Rayonier, Inc.	(444)	(9,857)
Regency Centers Corp.	(158)	(10,763)
Ryman Hospitality Properties, Inc.	(196)	(10,121)
Simon Property Group, Inc.	(54)	(10,500)
Sovran Self Storage, Inc.	(96)	(10,302)
Sun Communities, Inc.	(156)	(10,691)
Tanger Factory Outlet Centers, Inc.	(306)	(10,006)

	Number of Shares	Value
Taubman Centers, Inc.	(138)	$(10,587)
UDR, Inc.	(276)	(10,369)
Vornado Realty Trust	(106)	(10,596)
Weingarten Realty Investors	(300)	(10,374)
		(336,046)
Real Estate Management & Development – (0.4)%
Forest City Enterprises, Inc., Class A*	(484)	(10,614)
Semiconductors & Semiconductor Equipment – (0.4)%
Cavium, Inc.*	(152)	(9,988)
Software – (7.3)%
Autodesk, Inc.*	(168)	(10,236)
CDK Global, Inc.	(210)	(9,969)
Electronic Arts, Inc.*	(162)	(11,133)
Fortinet, Inc.*	(312)	(9,725)
Guidewire Software, Inc.*	(184)	(11,069)
Manhattan Associates, Inc.*	(146)	(9,661)
NetSuite, Inc.*	(120)	(10,154)
Proofpoint, Inc.*	(146)	(9,491)
Qlik Technologies, Inc.*	(338)	(10,701)
Red Hat, Inc.*	(132)	(10,931)
salesforce.com, Inc.*	(138)	(10,819)
ServiceNow, Inc.*	(132)	(11,426)
Splunk, Inc.*	(176)	(10,351)
Tableau Software, Inc., Class A*	(112)	(10,553)
Tyler Technologies, Inc.*	(62)	(10,808)
Ultimate Software Group, Inc./The*	(52)	(10,167)
Workday, Inc., Class A*	(136)	(10,836)
		(178,030)
Specialty Retail – (3.4)%
AutoZone, Inc.*	(14)	(10,387)
Home Depot, Inc./The	(80)	(10,580)
L Brands, Inc.	(108)	(10,348)
O’Reilly Automotive, Inc.*	(38)	(9,630)
Restoration Hardware Holdings, Inc.*	(118)	(9,375)
TJX Cos., Inc./The	(158)	(11,204)
Tractor Supply Co.	(118)	(10,089)
Ulta Salon Cosmetics & Fragrance, Inc.*	(56)	(10,360)
		(81,973)
Textiles, Apparel & Luxury Goods – (1.7)%
Kate Spade & Co.*	(590)	(10,484)
lululemon athletica, Inc.*	(218)	(11,438)
NIKE, Inc., Class B	(164)	(10,250)
Under Armour, Inc., Class A*	(124)	(9,996)
		(42,168)
Trading Companies & Distributors – (0.9)%
Fastenal Co.	(264)	(10,776)
Watsco, Inc.	(84)	(9,839)
		(20,615)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Water Utilities – (0.9)%
American Water Works Co., Inc.	(186)	$(11,114)
Aqua America, Inc.	(374)	(11,145)
		(22,259)
Wireless Telecommunication Services – (0.4)%
SBA Communications Corp., Class A*	(98)	(10,297)
Total Common Stocks (Cost $(2,124,455))		(2,098,809)
Total Short Positions (Cost $(2,124,455))		(2,098,809)
Total Investments — (1.5)% (Cost $81,354)		(35,362)
Other assets less liabilities — 101.5%		2,459,041
Net Assets — 100.0%		$2,423,679
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $935,885.

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,152
Aggregate gross unrealized depreciation	(435,618)
Net unrealized depreciation	$(291,466)
Federal income tax cost of investments	$256,104

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
313,214 USD	10/04/2017	Morgan Stanley	0.85%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high “value” rankings(3))	$13,318	—	$13,318
(308,950) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low “value” rankings(3))	0.18%	(22,038)	—	(22,038)
					$(8,720)		$(8,720)
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Long Positions – 85.5%
Common Stocks – 85.5%
Aerospace & Defense – 1.7%
BWX Technologies, Inc.(a)	316	$10,039
Curtiss-Wright Corp.(a)	136	9,316
Esterline Technologies Corp.*	102	8,262
Teledyne Technologies, Inc.*	104	9,225
		36,842
Air Freight & Logistics – 0.4%
XPO Logistics, Inc.*	318	8,665
Airlines – 0.9%
Allegiant Travel Co.(a)	54	9,063
Spirit Airlines, Inc.*	232	9,245
		18,308
Auto Components – 1.7%
Dana Holding Corp.(a)	662	9,135
Gentex Corp.	592	9,478
Tenneco, Inc.*	200	9,182
Visteon Corp.*	80	9,160
		36,955
Automobiles – 0.4%
Thor Industries, Inc.	166	9,321
Banks – 4.2%
Associated Banc-Corp(a)	468	8,775
Bank of Hawaii Corp.(a)	138	8,680
First Horizon National Corp.	674	9,786
FirstMerit Corp.	472	8,803
Popular, Inc.(a)	328	9,296
PrivateBancorp, Inc.	232	9,517
Prosperity Bancshares, Inc.	174	8,328
TCF Financial Corp.	662	9,347
United Bankshares, Inc.	228	8,434
Webster Financial Corp.	238	8,851
		89,817
Biotechnology – 3.1%
ACADIA Pharmaceuticals, Inc.*(a)	250	8,913
Bluebird Bio, Inc.*(a)	142	9,119
Cepheid*(a)	266	9,717
Kite Pharma, Inc.*	148	9,120
Myriad Genetics, Inc.*	220	9,495
Portola Pharmaceuticals, Inc.*	178	9,158
Puma Biotechnology, Inc.*	128	10,035
		65,557
Building Products – 0.4%
Armstrong World Industries, Inc.*(a)	194	8,871
Capital Markets – 1.7%
Federated Investors, Inc., Class B	320	9,168

	Number of Shares	Value
Janus Capital Group, Inc.	608	$8,567
Stifel Financial Corp.*	222	9,404
WisdomTree Investments, Inc.	578	9,063
		36,202
Chemicals – 1.7%
Huntsman Corp.	740	8,414
Platform Specialty Products Corp.*	724	9,289
PolyOne Corp.	268	8,512
Sensient Technologies Corp.	148	9,297
		35,512
Commercial Services & Supplies – 1.7%
Clean Harbors, Inc.*(a)	230	9,579
Covanta Holding Corp.(a)	582	9,015
Deluxe Corp.(a)	164	8,945
R.R. Donnelley & Sons Co.	572	8,420
		35,959
Communications Equipment – 1.2%
Ciena Corp.*(a)	402	8,317
NetScout Systems, Inc.*	286	8,780
ViaSat, Inc.*	148	9,030
		26,127
Construction & Engineering – 0.4%
EMCOR Group, Inc.(a)	190	9,127
Construction Materials – 0.4%
Eagle Materials, Inc.	146	8,823
Consumer Finance – 0.4%
SLM Corp.*	1,372	8,945
Containers & Packaging – 0.9%
Owens-Illinois, Inc.*	490	8,536
Silgan Holdings, Inc.	184	9,884
		18,420
Distributors – 0.4%
Pool Corp.	118	9,532
Diversified Telecommunication Services – 0.4%
Frontier Communications Corp.	2,036	9,508
Electric Utilities – 1.3%
Great Plains Energy, Inc.	350	9,559
IDACORP, Inc.	144	9,792
Portland General Electric Co.	260	9,456
		28,807
Electrical Equipment – 0.8%
EnerSys(a)	158	8,837
Regal Beloit Corp.	152	8,895
		17,732
Electronic Equipment, Instruments & Components – 1.3%
Belden, Inc.(a)	190	9,059

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Cognex Corp.(a)	258	$8,713
FEI Co.	120	9,575
		27,347
Energy Equipment & Services – 2.9%
Diamond Offshore Drilling, Inc.	428	9,031
Dril-Quip, Inc.*(a)	158	9,358
Ensco plc, Class A	602	9,265
Nabors Industries Ltd.	1,076	9,157
Noble Corp. plc	866	9,136
Rowan Cos., plc, Class A	494	8,373
Superior Energy Services, Inc.	616	8,298
		62,618
Food & Staples Retailing – 0.8%
Sprouts Farmers Market, Inc.*	350	9,307
United Natural Foods, Inc.*	218	8,580
		17,887
Food Products – 1.7%
Flowers Foods, Inc.	412	8,854
Pinnacle Foods, Inc.	218	9,256
Post Holdings, Inc.*	138	8,515
TreeHouse Foods, Inc.*	112	8,787
		35,412
Gas Utilities – 1.4%
New Jersey Resources Corp.	280	9,229
Questar Corp.	506	9,857
WGL Holdings, Inc.	156	9,826
		28,912
Health Care Equipment & Supplies – 0.4%
Hill-Rom Holdings, Inc.	178	8,555
Health Care Providers & Services – 2.2%
Community Health Systems, Inc.*(a)	330	8,755
HealthSouth Corp.	264	9,190
LifePoint Health, Inc.*	134	9,835
Tenet Healthcare Corp.*	306	9,272
WellCare Health Plans, Inc.*	116	9,072
		46,124
Health Care Technology – 0.9%
Allscripts Healthcare Solutions, Inc.*	632	9,720
Medidata Solutions, Inc.*	186	9,168
		18,888
Hotels, Restaurants & Leisure – 2.2%
Brinker International, Inc.(a)	192	9,207
Buffalo Wild Wings, Inc.*(a)	62	9,898
Cracker Barrel Old Country Store, Inc.	76	9,639
Jack in the Box, Inc.	120	9,205
Wendy’s Co./The	914	9,844
		47,793

	Number of Shares	Value
Household Durables – 0.8%
Tempur Sealy International, Inc.*	122	$8,596
Tupperware Brands Corp.	164	9,127
		17,723
Independent Power and Renewable Electricity Producers – 0.4%
NRG Energy, Inc.	782	9,204
Insurance – 1.2%
Aspen Insurance Holdings Ltd.(a)	190	9,177
Mercury General Corp.	180	8,383
ProAssurance Corp.	182	8,832
		26,392
Internet & Catalog Retail – 0.5%
HSN, Inc.	192	9,729
Internet Software & Services – 1.7%
j2 Global, Inc.	110	9,055
Pandora Media, Inc.*	694	9,307
Rackspace Hosting, Inc.*	362	9,166
Zillow Group, Inc., Class C*	380	8,922
		36,450
IT Services – 1.7%
CoreLogic, Inc.*(a)	270	9,142
First Data Corp., Class A*	572	9,164
VeriFone Systems, Inc.*	322	9,022
WEX, Inc.*	102	9,017
		36,345
Leisure Products – 0.9%
Brunswick Corp.(a)	180	9,092
Vista Outdoor, Inc.*	220	9,792
		18,884
Life Sciences Tools & Services – 1.9%
Bio-Rad Laboratories, Inc., Class A*(a)	72	9,984
Bio-Techne Corp.	110	9,900
Charles River Laboratories International, Inc.*(a)	124	9,968
PAREXEL International Corp.*	142	9,673
		39,525
Machinery – 3.3%
CLARCOR, Inc.(a)	182	9,042
Colfax Corp.*	358	8,359
Crane Co.(a)	184	8,803
ITT Corp.	244	8,862
Oshkosh Corp.	234	9,135
Timken Co./The	306	8,749
Valmont Industries, Inc.	82	8,694
Woodward, Inc.	190	9,435
		71,079

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Marine – 0.4%
Kirby Corp.*	176	$9,261
Media – 2.2%
John Wiley & Sons, Inc., Class A	188	8,466
Madison Square Garden Co./The, Class A*	60	9,708
Regal Entertainment Group, Class A	502	9,473
Starz, Class A*	276	9,246
Tribune Media Co., Class A	272	9,196
		46,089
Metals & Mining – 0.9%
Compass Minerals International, Inc.(a)	114	8,581
Royal Gold, Inc.	268	9,774
		18,355
Multiline Retail – 1.2%
Burlington Stores, Inc.*(a)	200	8,580
Dillard’s, Inc., Class A(a)	128	8,411
J.C. Penney Co., Inc.*	1,380	9,191
		26,182
Multi-Utilities – 0.8%
NorthWestern Corp.	168	9,114
Vectren Corp.	212	8,993
		18,107
Oil, Gas & Consumable Fuels – 2.1%
Chesapeake Energy Corp.	2,100	9,450
Cobalt International Energy, Inc.*(a)	1,716	9,266
Energen Corp.	224	9,182
Gulfport Energy Corp.*	378	9,288
World Fuel Services Corp.	216	8,307
		45,493
Paper & Forest Products – 0.4%
Domtar Corp.	236	8,720
Personal Products – 0.5%
Edgewell Personal Care Co.(a)	124	9,718
Pharmaceuticals – 1.7%
Catalent, Inc.*(a)	344	8,610
Horizon Pharma plc*	448	9,708
Impax Laboratories, Inc.*	218	9,322
Pacira Pharmaceuticals, Inc.*	120	9,215
		36,855
Real Estate Investment Trusts (REITs) – 11.3%
American Homes 4 Rent, Class A(a)	570	9,496
CBL & Associates Properties, Inc.(a)	734	9,080
Chimera Investment Corp.(a)	688	9,384
Columbia Property Trust, Inc.(a)	390	9,157
Communications Sales & Leasing, Inc.(a)	482	9,009
Corrections Corp. of America(a)	376	9,960

	Number of Shares	Value
DCT Industrial Trust, Inc.(a)	260	$9,716
EPR Properties	170	9,936
GEO Group, Inc./The	328	9,482
Healthcare Realty Trust, Inc.	326	9,232
Healthcare Trust of America, Inc., Class A	368	9,925
LaSalle Hotel Properties	362	9,108
Medical Properties Trust, Inc.	798	9,185
MFA Financial, Inc.	1,368	9,029
Outfront Media, Inc.	408	8,907
Pebblebrook Hotel Trust	326	9,135
Piedmont Office Realty Trust, Inc., Class A	498	9,402
Post Properties, Inc.	162	9,584
Rayonier, Inc.	398	8,836
Retail Properties of America, Inc., Class A	644	9,512
RLJ Lodging Trust	384	8,306
Ryman Hospitality Properties, Inc.	176	9,089
Sunstone Hotel Investors, Inc.	672	8,393
Tanger Factory Outlet Centers, Inc.	300	9,810
Two Harbors Investment Corp.	1,050	8,505
WP Glimcher, Inc.	908	9,634
		240,812
Road & Rail – 0.9%
Genesee & Wyoming, Inc., Class A*	172	9,235
Landstar System, Inc.	154	9,032
		18,267
Semiconductors & Semiconductor Equipment – 2.1%
Cavium, Inc.*(a)	136	8,937
Cree, Inc.*	348	9,281
Cypress Semiconductor Corp.*(a)	932	9,143
Microsemi Corp.*	266	8,669
Synaptics, Inc.*	106	8,516
		44,546
Software – 3.8%
ACI Worldwide, Inc.*	424	9,074
Aspen Technology, Inc.*(a)	244	9,214
Blackbaud, Inc.(a)	140	9,220
Fair Isaac Corp.	96	9,041
Mentor Graphics Corp.	514	9,468
Proofpoint, Inc.*	130	8,451
Qlik Technologies, Inc.*	306	9,688
Take-Two Interactive Software, Inc.*	270	9,407
Verint Systems, Inc.*	204	8,274
		81,837
Specialty Retail – 3.5%
American Eagle Outfitters, Inc.(a)	614	9,517
Cabela’s, Inc.*	206	9,626
CST Brands, Inc.(a)	234	9,159
Dick’s Sporting Goods, Inc.(a)	246	8,696
GNC Holdings, Inc., Class A	324	10,050

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Murphy USA, Inc.*	158	$9,597
Restoration Hardware Holdings, Inc.*	106	8,422
Urban Outfitters, Inc.*	430	9,783
		74,850
Textiles, Apparel & Luxury Goods – 1.3%
Carter’s, Inc.(a)	106	9,437
Kate Spade & Co.*	482	8,565
Skechers U.S.A., Inc., Class A*	318	9,607
		27,609
Thrifts & Mortgage Finance – 0.8%
MGIC Investment Corp.*	1,004	8,865
Radian Group, Inc.	674	9,025
		17,890
Trading Companies & Distributors – 0.9%
Air Lease Corp.(a)	284	9,508
MSC Industrial Direct Co., Inc., Class A	164	9,228
		18,736
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.	342	8,854
Total Common Stocks (Cost $2,010,567)		1,830,078
Total Long Positions (Cost $2,010,567)		1,830,078
Short Positions – (86.2)%
Common Stocks – (86.2)%
Aerospace & Defense – (3.0)%
Boeing Co./The	(64)	(9,254)
General Dynamics Corp.	(64)	(8,791)
Honeywell International, Inc.	(90)	(9,321)
Lockheed Martin Corp.	(44)	(9,555)
Northrop Grumman Corp.	(50)	(9,440)
Raytheon Co.	(76)	(9,464)
United Technologies Corp.	(98)	(9,415)
		(65,240)
Air Freight & Logistics – (0.8)%
FedEx Corp.	(58)	(8,642)
United Parcel Service, Inc., Class B	(92)	(8,853)
		(17,495)
Airlines – (1.3)%
American Airlines Group, Inc.	(230)	(9,741)
Delta Air Lines, Inc.	(178)	(9,023)
Southwest Airlines Co.	(206)	(8,870)
		(27,634)
Auto Components – (0.4)%
Johnson Controls, Inc.	(206)	(8,135)
Automobiles – (1.3)%
Ford Motor Co.	(660)	(9,299)

	Number of Shares	Value
General Motors Co.	(260)	$(8,843)
Tesla Motors, Inc.*	(38)	(9,120)
		(27,262)
Banks – (3.5)%
Bank of America Corp.	(540)	(9,088)
BB&T Corp.	(244)	(9,226)
Citigroup, Inc.	(174)	(9,005)
JPMorgan Chase & Co.	(142)	(9,376)
PNC Financial Services Group, Inc./The	(98)	(9,340)
SunTrust Banks, Inc.	(218)	(9,339)
U.S. Bancorp	(216)	(9,217)
Wells Fargo & Co.	(172)	(9,350)
		(73,941)
Beverages – (1.3)%
Coca-Cola Co./The	(222)	(9,537)
Monster Beverage Corp.*	(60)	(8,938)
PepsiCo, Inc.	(94)	(9,392)
		(27,867)
Biotechnology – (2.6)%
Alexion Pharmaceuticals, Inc.*	(52)	(9,919)
Amgen, Inc.	(58)	(9,415)
Biogen, Inc.*	(32)	(9,803)
Celgene Corp.*	(74)	(8,863)
Gilead Sciences, Inc.	(90)	(9,107)
Regeneron Pharmaceuticals, Inc.*	(16)	(8,686)
		(55,793)
Capital Markets – (3.3)%
Ameriprise Financial, Inc.	(84)	(8,939)
Bank of New York Mellon Corp./The	(214)	(8,821)
BlackRock, Inc.	(26)	(8,854)
Charles Schwab Corp./The	(280)	(9,222)
Franklin Resources, Inc.	(226)	(8,321)
Goldman Sachs Group, Inc./The	(50)	(9,011)
Morgan Stanley	(276)	(8,780)
State Street Corp.	(130)	(8,627)
		(70,575)
Chemicals – (3.4)%
Air Products & Chemicals, Inc.	(68)	(8,848)
Dow Chemical Co./The	(180)	(9,266)
Ecolab, Inc.	(80)	(9,150)
LyondellBasell Industries N.V., Class A	(98)	(8,516)
Monsanto Co.	(100)	(9,852)
PPG Industries, Inc.	(90)	(8,894)
Praxair, Inc.	(84)	(8,602)
Sherwin-Williams Co./The	(34)	(8,826)
		(71,954)
Commercial Services & Supplies – (0.8)%
Tyco International plc	(266)	(8,483)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Waste Management, Inc.	(176)	$(9,393)
		(17,876)
Communications Equipment – (0.9)%
Cisco Systems, Inc.	(348)	(9,450)
QUALCOMM, Inc.	(196)	(9,797)
		(19,247)
Consumer Finance – (1.7)%
American Express Co.	(132)	(9,180)
Capital One Financial Corp.	(120)	(8,662)
Discover Financial Services	(166)	(8,901)
Synchrony Financial*	(298)	(9,062)
		(35,805)
Diversified Financial Services – (2.2)%
Berkshire Hathaway, Inc., Class B*	(70)	(9,243)
CME Group, Inc.	(96)	(8,698)
Intercontinental Exchange, Inc.	(36)	(9,225)
McGraw Hill Financial, Inc.	(98)	(9,661)
Moody’s Corp.	(92)	(9,231)
		(46,058)
Diversified Telecommunication Services – (0.9)%
AT&T, Inc.	(282)	(9,703)
Verizon Communications, Inc.	(208)	(9,614)
		(19,317)
Electric Utilities – (2.7)%
American Electric Power Co., Inc.	(168)	(9,789)
Duke Energy Corp.	(126)	(8,995)
Exelon Corp.	(346)	(9,608)
NextEra Energy, Inc.	(94)	(9,766)
PPL Corp.	(264)	(9,010)
Southern Co./The	(212)	(9,920)
		(57,088)
Electrical Equipment – (1.2)%
Eaton Corp. plc	(162)	(8,430)
Emerson Electric Co.	(190)	(9,088)
Rockwell Automation, Inc.	(88)	(9,030)
		(26,548)
Electronic Equipment, Instruments & Components – (0.9)%
Corning, Inc.	(502)	(9,177)
TE Connectivity Ltd.	(140)	(9,045)
		(18,222)
Energy Equipment & Services – (0.8)%
Halliburton Co.	(266)	(9,055)
Schlumberger Ltd.	(122)	(8,509)
		(17,564)
Food & Staples Retailing – (2.2)%
Costco Wholesale Corp.	(58)	(9,367)
CVS Health Corp.	(100)	(9,777)

	Number of Shares	Value
Kroger Co./The	(216)	$(9,035)
Walgreens Boots Alliance, Inc.	(112)	(9,538)
Wal-Mart Stores, Inc.	(160)	(9,808)
		(47,525)
Food Products – (1.8)%
General Mills, Inc.	(164)	(9,456)
Kellogg Co.	(124)	(8,962)
Kraft Heinz Co./The	(128)	(9,313)
Mondelez International, Inc., Class A	(216)	(9,685)
		(37,416)
Health Care Equipment & Supplies – (1.7)%
Abbott Laboratories	(210)	(9,431)
Becton, Dickinson and Co.	(58)	(8,937)
Medtronic plc	(126)	(9,692)
Stryker Corp.	(98)	(9,108)
		(37,168)
Health Care Providers & Services – (2.7)%
Aetna, Inc.	(92)	(9,947)
Anthem, Inc.	(64)	(8,924)
Cardinal Health, Inc.	(108)	(9,641)
Express Scripts Holding Co.*	(110)	(9,615)
McKesson Corp.	(50)	(9,862)
UnitedHealth Group, Inc.	(76)	(8,941)
		(56,930)
Health Care Technology – (0.4)%
Cerner Corp.*	(158)	(9,507)
Hotels, Restaurants & Leisure – (2.2)%
Carnival Corp.	(164)	(8,935)
Las Vegas Sands Corp.	(214)	(9,382)
McDonald’s Corp.	(82)	(9,687)
Starbucks Corp.	(154)	(9,245)
Yum! Brands, Inc.	(130)	(9,496)
		(46,745)
Household Products – (1.3)%
Colgate-Palmolive Co.	(144)	(9,593)
Kimberly-Clark Corp.	(70)	(8,911)
Procter & Gamble Co./The	(114)	(9,053)
		(27,557)
Industrial Conglomerates – (1.3)%
3M Co.	(60)	(9,039)
Danaher Corp.	(98)	(9,102)
General Electric Co.	(314)	(9,781)
		(27,922)
Insurance – (3.9)%
ACE Ltd.	(82)	(9,582)
Aflac, Inc.	(144)	(8,626)
Allstate Corp./The	(150)	(9,313)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
American International Group, Inc.	(148)	$(9,172)
Aon plc	(100)	(9,220)
Marsh & McLennan Cos., Inc.	(170)	(9,426)
MetLife, Inc.	(186)	(8,967)
Prudential Financial, Inc.	(110)	(8,955)
Travelers Cos., Inc./The	(82)	(9,255)
		(82,516)
Internet & Catalog Retail – (1.3)%
Amazon.com, Inc.*	(14)	(9,462)
Netflix, Inc.*	(76)	(8,693)
Priceline Group, Inc./The*	(8)	(10,200)
		(28,355)
Internet Software & Services – (2.1)%
Alphabet, Inc., Class C*	(12)	(9,106)
eBay, Inc.*	(320)	(8,794)
Facebook, Inc., Class A*	(90)	(9,419)
LinkedIn Corp., Class A*	(38)	(8,553)
Yahoo!, Inc.*	(284)	(9,446)
		(45,318)
IT Services – (4.3)%
Accenture plc, Class A	(88)	(9,196)
Automatic Data Processing, Inc.	(110)	(9,319)
Cognizant Technology Solutions Corp., Class A*	(146)	(8,763)
Fidelity National Information Services, Inc.	(148)	(8,969)
Fiserv, Inc.*	(98)	(8,963)
International Business Machines Corp.	(68)	(9,358)
MasterCard, Inc., Class A	(96)	(9,347)
Paychex, Inc.	(170)	(8,991)
PayPal Holdings, Inc.*	(268)	(9,702)
Visa, Inc., Class A	(120)	(9,306)
		(91,914)
Life Sciences Tools & Services – (0.5)%
Thermo Fisher Scientific, Inc.	(68)	(9,646)
Machinery – (2.5)%
Caterpillar, Inc.	(130)	(8,835)
Cummins, Inc.	(94)	(8,273)
Deere & Co.	(118)	(9,000)
Illinois Tool Works, Inc.	(102)	(9,453)
Ingersoll-Rand plc	(160)	(8,846)
PACCAR, Inc.	(182)	(8,627)
		(53,034)
Media – (2.0)%
Comcast Corp., Class A	(154)	(8,690)
Time Warner, Inc.	(134)	(8,666)
Twenty-First Century Fox, Inc., Class B	(644)	(17,536)
Walt Disney Co./The	(84)	(8,827)
		(43,719)

	Number of Shares	Value
Multiline Retail – (0.4)%
Target Corp.	(130)	$(9,439)
Multi-Utilities – (1.3)%
Dominion Resources, Inc.	(140)	(9,469)
PG&E Corp.	(178)	(9,468)
Sempra Energy	(96)	(9,025)
		(27,962)
Oil, Gas & Consumable Fuels – (4.1)%
Anadarko Petroleum Corp.	(186)	(9,036)
Chevron Corp.	(104)	(9,356)
ConocoPhillips	(176)	(8,217)
EOG Resources, Inc.	(128)	(9,061)
Exxon Mobil Corp.	(116)	(9,042)
Kinder Morgan, Inc.	(604)	(9,012)
Marathon Petroleum Corp.	(162)	(8,398)
Occidental Petroleum Corp.	(124)	(8,384)
Phillips 66	(104)	(8,507)
Valero Energy Corp.	(132)	(9,334)
		(88,347)
Pharmaceuticals – (2.7)%
AbbVie, Inc.	(162)	(9,597)
Bristol-Myers Squibb Co.	(142)	(9,768)
Eli Lilly & Co.	(114)	(9,605)
Johnson & Johnson	(94)	(9,656)
Merck & Co., Inc.	(178)	(9,402)
Pfizer, Inc.	(288)	(9,297)
		(57,325)
Real Estate Investment Trusts (REITs) – (4.4)%
American Tower Corp.	(96)	(9,307)
AvalonBay Communities, Inc.	(52)	(9,575)
Crown Castle International Corp.	(110)	(9,509)
Equity Residential	(118)	(9,628)
General Growth Properties, Inc.	(330)	(8,979)
Prologis, Inc.	(222)	(9,528)
Public Storage	(36)	(8,917)
Simon Property Group, Inc.	(50)	(9,722)
Ventas, Inc.	(176)	(9,932)
Welltower, Inc.	(132)	(8,980)
		(94,077)
Road & Rail – (1.2)%
CSX Corp.	(332)	(8,616)
Norfolk Southern Corp.	(100)	(8,459)
Union Pacific Corp.	(112)	(8,758)
		(25,833)
Semiconductors & Semiconductor Equipment – (2.1)%
Analog Devices, Inc.	(152)	(8,409)
Applied Materials, Inc.	(504)	(9,410)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Avago Technologies Ltd.	(62)	$(8,999)
Intel Corp.	(272)	(9,370)
Texas Instruments, Inc.	(162)	(8,879)
		(45,067)
Software – (2.2)%
Adobe Systems, Inc.*	(104)	(9,770)
Intuit, Inc.	(94)	(9,071)
Microsoft Corp.	(172)	(9,543)
Oracle Corp.	(242)	(8,840)
salesforce.com, Inc.*	(118)	(9,251)
		(46,475)
Specialty Retail – (1.3)%
Home Depot, Inc./The	(70)	(9,257)
Lowe’s Cos., Inc.	(124)	(9,429)
TJX Cos., Inc./The	(134)	(9,502)
		(28,188)
Technology Hardware, Storage & Peripherals – (1.2)%
Apple, Inc.	(80)	(8,421)
Hewlett Packard Enterprise Co.	(596)	(9,059)
HP, Inc.	(752)	(8,904)
		(26,384)
Textiles, Apparel & Luxury Goods – (0.8)%
NIKE, Inc., Class B	(144)	(9,000)
VF Corp.	(146)	(9,089)
		(18,089)

	Number of Shares	Value
Tobacco – (1.3)%
Altria Group, Inc.	(164)	$(9,546)
Philip Morris International, Inc.	(108)	(9,494)
Reynolds American, Inc.	(204)	(9,415)
		(28,455)
Total Common Stocks (Cost $(1,925,804))		(1,844,534)
Total Short Positions (Cost $(1,925,804))		(1,844,534)
Total Investments — (0.7)% (Cost $84,763)		(14,456)
Other assets less liabilities — 100.7%		2,155,446
Net Assets — 100.0%		$2,140,990
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $471,612.

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,206
Aggregate gross unrealized depreciation	(382,790)
Net unrealized depreciation	$(326,584)
Federal income tax cost of investments	$312,128

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged		Net Amount(2)
287,290 USD	10/04/2017	Morgan Stanley	0.85%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small- cap companies(3))	$2,871	—		$2,871
(318,632) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(3))	0.18%	(10,066)	$10,000	(4)	(66)
					$(7,195)			$2,805
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.
(4)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. Generally Accepted Accounting Principles (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Long Positions – 88.3%
Common Stocks – 88.3%
Aerospace & Defense – 0.4%
TransDigm Group, Inc.*	160	$36,552
Air Freight & Logistics – 1.3%
C.H. Robinson Worldwide, Inc.(a)	592	36,716
Expeditors International of Washington, Inc.	816	36,802
United Parcel Service, Inc., Class B	384	36,952
		110,470
Beverages – 0.9%
Dr. Pepper Snapple Group, Inc.	392	36,535
Molson Coors Brewing Co., Class B	384	36,065
		72,600
Biotechnology – 1.3%
Incyte Corp.*	336	36,439
Myriad Genetics, Inc.*	848	36,600
Radius Health, Inc.*	600	36,924
		109,963
Building Products – 3.1%
A.O. Smith Corp.(a)	472	36,160
Armstrong World Industries, Inc.*(a)	800	36,584
Fortune Brands Home & Security, Inc.	656	36,408
Lennox International, Inc.	288	35,971
Masco Corp.	1,288	36,451
Owens Corning	776	36,495
USG Corp.*	1,472	35,755
		253,824
Chemicals – 2.2%
International Flavors & Fragrances, Inc.	304	36,371
Monsanto Co.	368	36,255
NewMarket Corp.	96	36,550
Scotts Miracle-Gro Co./The, Class A	560	36,126
Sherwin-Williams Co./The	144	37,382
		182,684
Commercial Services & Supplies – 3.1%
Cintas Corp.(a)	400	36,420
Clean Harbors, Inc.*(a)	872	36,319
Pitney Bowes, Inc.	1,768	36,509
Republic Services, Inc.	816	35,896
Stericycle, Inc.*	304	36,662
Waste Connections, Inc.	656	36,946
Waste Management, Inc.	664	35,438
		254,190
Communications Equipment – 0.9%
F5 Networks, Inc.*	376	36,457
Motorola Solutions, Inc.	536	36,689
		73,146

	Number of Shares	Value
Construction Materials – 0.4%
Eagle Materials, Inc.	600	$36,258
Containers & Packaging – 2.2%
AptarGroup, Inc.(a)	496	36,034
Berry Plastics Group, Inc.*	1,016	36,759
Graphic Packaging Holding Co.	2,848	36,540
Silgan Holdings, Inc.	680	36,530
Sonoco Products Co.	888	36,292
		182,155
Diversified Consumer Services – 0.9%
Houghton Mifflin Harcourt Co.*	1,696	36,939
ServiceMaster Global Holdings, Inc.*	952	37,356
		74,295
Diversified Financial Services – 0.9%
CBOE Holdings, Inc.(a)	560	36,344
MarketAxess Holdings, Inc.	328	36,602
		72,946
Diversified Telecommunication Services – 0.4%
AT&T, Inc.	1,064	36,612
Electric Utilities – 2.6%
Duke Energy Corp.(a)	520	37,123
Edison International	616	36,473
Eversource Energy	696	35,545
OGE Energy Corp.	1,392	36,595
Southern Co./The	792	37,058
Xcel Energy, Inc.	1,000	35,910
		218,704
Electronic Equipment, Instruments & Components – 0.9%
Corning, Inc.	2,000	36,560
Keysight Technologies, Inc.*	1,288	36,489
		73,049
Energy Equipment & Services – 1.8%
Dril-Quip, Inc.*(a)	616	36,486
National Oilwell Varco, Inc.	1,096	36,705
Oceaneering International, Inc.	976	36,619
Schlumberger Ltd.	528	36,828
		146,638
Food & Staples Retailing – 0.9%
Casey’s General Stores, Inc.(a)	304	36,617
Whole Foods Market, Inc.	1,104	36,984
		73,601
Food Products – 4.0%
Campbell Soup Co.(a)	696	36,575
ConAgra Foods, Inc.(a)	872	36,764
General Mills, Inc.	632	36,441
Hershey Co./The	400	35,708
Kellogg Co.	504	36,424

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Lancaster Colony Corp.	312	$36,024
Pinnacle Foods, Inc.	864	36,685
Post Holdings, Inc.*	592	36,526
TreeHouse Foods, Inc.*	464	36,405
		327,552
Health Care Equipment & Supplies – 2.6%
ABIOMED, Inc.*(a)	408	36,834
Alere, Inc.*(a)	944	36,901
Cooper Cos., Inc./The(a)	272	36,503
Hologic, Inc.*	944	36,523
Intuitive Surgical, Inc.*	64	34,954
Varian Medical Systems, Inc.*	456	36,845
		218,560
Health Care Providers & Services – 4.0%
AmerisourceBergen Corp.	352	36,506
Amsurg Corp.*(a)	480	36,480
Anthem, Inc.(a)	264	36,812
DaVita HealthCare Partners, Inc.*(a)	528	36,807
Envision Healthcare Holdings, Inc.*	1,416	36,774
HCA Holdings, Inc.*	544	36,791
Laboratory Corp. of America Holdings*	296	36,597
MEDNAX, Inc.*	512	36,690
Universal Health Services, Inc., Class B	304	36,325
		329,782
Health Care Technology – 0.9%
athenahealth, Inc.*	224	36,057
IMS Health Holdings, Inc.*	1,432	36,473
		72,530
Hotels, Restaurants & Leisure – 3.6%
Brinker International, Inc.(a)	784	37,593
Cheesecake Factory, Inc./The(a)	792	36,519
Chipotle Mexican Grill, Inc.*(a)	80	38,388
Cracker Barrel Old Country Store, Inc.	288	36,527
Darden Restaurants, Inc.(a)	576	36,657
Dunkin’ Brands Group, Inc.	856	36,457
Panera Bread Co., Class A*	192	37,398
Vail Resorts, Inc.	288	36,861
		296,400
Household Durables – 2.7%
D.R. Horton, Inc.(a)	1,144	36,642
Garmin Ltd.	984	36,575
Mohawk Industries, Inc.*	192	36,363
NVR, Inc.*	24	39,432
Toll Brothers, Inc.*	1,096	36,497
Tupperware Brands Corp.	656	36,507
		222,016
Household Products – 1.3%
Church & Dwight Co., Inc.(a)	432	36,668

	Number of Shares	Value
Clorox Co./The(a)	288	$36,527
Colgate-Palmolive Co.(a)	552	36,774
		109,969
Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.(a)	416	36,895
Insurance – 2.2%
Allied World Assurance Co. Holdings AG(a)	984	36,595
Arch Capital Group Ltd.*(a)	520	36,270
Axis Capital Holdings Ltd.(a)	648	36,430
ProAssurance Corp.	752	36,495
White Mountains Insurance Group Ltd.	48	34,887
		180,677
Internet & Catalog Retail – 0.4%
HSN, Inc.	712	36,077
Internet Software & Services – 0.9%
IAC/InterActiveCorp	608	36,510
Pandora Media, Inc.*	2,760	37,012
		73,522
IT Services – 3.1%
Amdocs Ltd.(a)	664	36,234
Booz Allen Hamilton Holding Corp.(a)	1,168	36,033
EPAM Systems, Inc.*	464	36,480
Gartner, Inc.*	400	36,280
Genpact Ltd.*	1,456	36,371
Jack Henry & Associates, Inc.	464	36,220
Vantiv, Inc., Class A*	768	36,418
		254,036
Life Sciences Tools & Services – 0.4%
Bio-Rad Laboratories, Inc., Class A*(a)	264	36,606
Machinery – 0.4%
Toro Co./The	496	36,243
Media – 0.9%
Lions Gate Entertainment Corp.	1,128	36,536
Starz, Class A*	1,088	36,448
		72,984
Metals & Mining – 1.3%
Compass Minerals International, Inc.(a)	488	36,732
Newmont Mining Corp.	2,056	36,987
Royal Gold, Inc.	1,016	37,054
		110,773
Multiline Retail – 0.9%
Dollar General Corp.(a)	512	36,798
Target Corp.	504	36,595
		73,393
Multi-Utilities – 1.8%
CMS Energy Corp.(a)	992	35,791

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Consolidated Edison, Inc.	568	$36,505
PG&E Corp.	688	36,595
WEC Energy Group, Inc.	712	36,533
		145,424
Oil, Gas & Consumable Fuels – 2.7%
Cabot Oil & Gas Corp.(a)	2,096	37,078
Diamondback Energy, Inc.	552	36,929
EQT Corp.	712	37,117
Occidental Petroleum Corp.	544	36,780
Pioneer Natural Resources Co.	296	37,112
World Fuel Services Corp.	944	36,306
		221,322
Pharmaceuticals – 1.3%
Eli Lilly & Co.	432	36,400
Impax Laboratories, Inc.*	856	36,602
Mylan N.V.*	680	36,768
		109,770
Professional Services – 0.9%
Equifax, Inc.	328	36,530
Verisk Analytics, Inc.*	472	36,287
		72,817
Real Estate Investment Trusts (REITs) – 17.2%
Alexandria Real Estate Equities, Inc.(a)	400	36,144
American Campus Communities, Inc.(a)	880	36,379
American Capital Agency Corp.(a)	2,112	36,622
American Homes 4 Rent, Class A(a)	2,200	36,652
Annaly Capital Management, Inc.	3,896	36,545
AvalonBay Communities, Inc.(a)	200	36,826
Chimera Investment Corp.(a)	2,680	36,555
Crown Castle International Corp.(a)	416	35,963
CubeSmart(a)	1,216	37,234
Digital Realty Trust, Inc.(a)	488	36,903
EPR Properties	624	36,473
Equity LifeStyle Properties, Inc.	552	36,802
Essex Property Trust, Inc.	152	36,390
Extra Space Storage, Inc.	416	36,695
Gaming and Leisure Properties, Inc.	1,328	36,918
HCP, Inc.	952	36,404
Healthcare Realty Trust, Inc.	1,304	36,929
Healthcare Trust of America, Inc., Class A	1,360	36,679
Macerich Co./The	448	36,149
Medical Properties Trust, Inc.	3,168	36,464
MFA Financial, Inc.	5,520	36,432
Mid-America Apartment Communities, Inc.	400	36,324
National Retail Properties, Inc.	912	36,526
Omega Healthcare Investors, Inc.	1,032	36,099
Piedmont Office Realty Trust, Inc., Class A	1,928	36,401

	Number of Shares	Value
Post Properties, Inc.	616	$36,443
Public Storage	144	35,669
Realty Income Corp.	720	37,174
Retail Properties of America, Inc., Class A	2,480	36,630
Senior Housing Properties Trust	2,448	36,328
Simon Property Group, Inc.	184	35,777
Sovran Self Storage, Inc.	336	36,056
Spirit Realty Capital, Inc.	3,608	36,152
Starwood Property Trust, Inc.	1,776	36,515
Tanger Factory Outlet Centers, Inc.	1,104	36,101
Taubman Centers, Inc.	472	36,212
Two Harbors Investment Corp.	4,512	36,547
UDR, Inc.	976	36,668
Welltower, Inc.	536	36,464
		1,422,244
Real Estate Management & Development – 0.0%(b)
RMR Group, Inc./The, Class A*	0	2
Road & Rail – 0.4%
Landstar System, Inc.	624	36,598
Semiconductors & Semiconductor Equipment – 0.9%
Marvell Technology Group Ltd.	4,176	36,832
Maxim Integrated Products, Inc.	960	36,480
		73,312
Software – 3.1%
Adobe Systems, Inc.*(a)	384	36,073
ANSYS, Inc.*(a)	392	36,260
Aspen Technology, Inc.*(a)	968	36,552
Cadence Design Systems, Inc.*	1,752	36,459
SS&C Technologies Holdings, Inc.	536	36,593
Synopsys, Inc.*	800	36,488
VMware, Inc., Class A*	648	36,657
		255,082
Specialty Retail – 3.5%
AutoZone, Inc.*(a)	48	35,612
Cabela’s, Inc.*	792	37,010
Dick’s Sporting Goods, Inc.	1,040	36,764
L Brands, Inc.	384	36,795
Sally Beauty Holdings, Inc.*	1,320	36,815
Signet Jewelers Ltd.	296	36,612
Urban Outfitters, Inc.*	1,608	36,582
Williams-Sonoma, Inc.	632	36,915
		293,105
Textiles, Apparel & Luxury Goods – 0.4%
Carter’s, Inc.	408	36,324
Trading Companies & Distributors – 0.9%
MSC Industrial Direct Co., Inc., Class A	648	36,463
Watsco, Inc.	312	36,545
		73,008

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Water Utilities – 0.5%
American Water Works Co., Inc.(a)	624	$37,284
Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.*	936	36,616
Total Common Stocks (Cost $7,585,708)		7,308,610
Total Long Positions (Cost $7,585,708)		7,308,610
Short Positions – (90.3)%
Common Stocks – (89.8)%
Aerospace & Defense – (0.9)%
Esterline Technologies Corp.*	(456)	(36,936)
Huntington Ingalls Industries, Inc.	(296)	(37,548)
		(74,484)
Airlines – (0.9)%
American Airlines Group, Inc.	(872)	(36,929)
Spirit Airlines, Inc.*	(936)	(37,300)
		(74,229)
Auto Components – (3.1)%
BorgWarner, Inc.	(848)	(36,659)
Dana Holding Corp.	(2,680)	(36,984)
Delphi Automotive plc	(432)	(37,035)
Goodyear Tire & Rubber Co./The	(1,144)	(37,375)
Johnson Controls, Inc.	(936)	(36,963)
Lear Corp.	(304)	(37,340)
Tenneco, Inc.*	(808)	(37,095)
		(259,451)
Automobiles – (1.3)%
Ford Motor Co.	(2,656)	(37,423)
General Motors Co.	(1,096)	(37,275)
Tesla Motors, Inc.*	(152)	(36,482)
		(111,180)
Banks – (4.0)%
Bank of America Corp.	(2,208)	(37,161)
Bank of the Ozarks, Inc.	(744)	(36,798)
Citigroup, Inc.	(720)	(37,260)
Comerica, Inc.	(888)	(37,145)
East West Bancorp, Inc.	(888)	(36,905)
PrivateBancorp, Inc.	(896)	(36,754)
Prosperity Bancshares, Inc.	(768)	(36,756)
Signature Bank*	(240)	(36,809)
SVB Financial Group*	(312)	(37,097)
		(332,685)
Biotechnology – (5.0)%
ACADIA Pharmaceuticals, Inc.*	(1,040)	(37,076)
Alnylam Pharmaceuticals, Inc.*	(392)	(36,903)
Amgen, Inc.	(232)	(37,660)
Bluebird Bio, Inc.*	(576)	(36,991)

	Number of Shares	Value
Celgene Corp.*	(312)	$(37,365)
Neurocrine Biosciences, Inc.*	(656)	(37,110)
Portola Pharmaceuticals, Inc.*	(720)	(37,044)
Puma Biotechnology, Inc.*	(488)	(38,259)
Regeneron Pharmaceuticals, Inc.*	(72)	(39,087)
Seattle Genetics, Inc.*	(832)	(37,340)
Vertex Pharmaceuticals, Inc.*	(296)	(37,246)
		(412,081)
Capital Markets – (8.1)%
Affiliated Managers Group, Inc.*	(232)	(37,064)
Ameriprise Financial, Inc.	(352)	(37,460)
BlackRock, Inc.	(112)	(38,138)
Charles Schwab Corp./The	(1,120)	(36,882)
E*TRADE Financial Corp.*	(1,248)	(36,991)
Eaton Vance Corp.	(1,136)	(36,840)
Franklin Resources, Inc.	(1,008)	(37,114)
Goldman Sachs Group, Inc./The	(208)	(37,488)
Invesco Ltd.	(1,112)	(37,230)
Janus Capital Group, Inc.	(2,632)	(37,085)
Legg Mason, Inc.	(944)	(37,033)
Morgan Stanley	(1,160)	(36,900)
NorthStar Asset Management Group, Inc.	(3,104)	(37,682)
State Street Corp.	(560)	(37,162)
T. Rowe Price Group, Inc.	(520)	(37,175)
TD Ameritrade Holding Corp.	(1,064)	(36,931)
Waddell & Reed Financial, Inc., Class A	(1,288)	(36,914)
WisdomTree Investments, Inc.	(2,344)	(36,754)
		(668,843)
Chemicals – (2.2)%
Albemarle Corp.	(656)	(36,742)
LyondellBasell Industries N.V., Class A	(432)	(37,541)
Olin Corp.	(2,144)	(37,005)
Platform Specialty Products Corp.*	(2,888)	(37,053)
Westlake Chemical Corp.	(680)	(36,938)
		(185,279)
Commercial Services & Supplies – (0.5)%
ADT Corp./The	(1,128)	(37,201)
Communications Equipment – (0.9)%
Ciena Corp.*	(1,784)	(36,911)
QUALCOMM, Inc.	(744)	(37,189)
		(74,100)
Construction & Engineering – (2.2)%
AECOM*	(1,232)	(36,997)
Chicago Bridge & Iron Co. N.V.	(952)	(37,118)
Fluor Corp.	(792)	(37,398)
Jacobs Engineering Group, Inc.*	(888)	(37,252)
KBR, Inc.	(2,192)	(37,089)
		(185,854)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Consumer Finance – (1.8)%
Capital One Financial Corp.	(512)	$(36,956)
LendingClub Corp.*	(3,384)	(37,393)
Navient Corp.	(3,264)	(37,373)
Santander Consumer USA Holdings, Inc.*	(2,352)	(37,279)
		(149,001)
Containers & Packaging – (0.9)%
Crown Holdings, Inc.*	(736)	(37,315)
Owens-Illinois, Inc.*	(2,128)	(37,070)
		(74,385)
Distributors – (0.5)%
Genuine Parts Co.	(432)	(37,104)
Diversified Financial Services – (1.3)%
McGraw Hill Financial, Inc.	(368)	(36,278)
Moody’s Corp.	(368)	(36,925)
Voya Financial, Inc.	(1,008)	(37,205)
		(110,408)
Diversified Telecommunication Services – (0.9)%
CenturyLink, Inc.	(1,488)	(37,438)
Frontier Communications Corp.	(8,000)	(37,360)
		(74,798)
Electric Utilities – (0.5)%
PPL Corp.	(1,096)	(37,406)
Electrical Equipment – (0.4)%
Eaton Corp. plc	(712)	(37,053)
Electronic Equipment, Instruments & Components – (2.2)%
Arrow Electronics, Inc.*	(680)	(36,842)
Avnet, Inc.	(864)	(37,014)
IPG Photonics Corp.*	(416)	(37,091)
Trimble Navigation Ltd.*	(1,720)	(36,894)
Zebra Technologies Corp., Class A*	(536)	(37,332)
		(185,173)
Energy Equipment & Services – (1.4)%
Helmerich & Payne, Inc.	(696)	(37,271)
Nabors Industries Ltd.	(4,360)	(37,103)
Weatherford International plc*	(4,448)	(37,319)
		(111,693)
Food Products – (1.3)%
Hain Celestial Group, Inc./The*	(920)	(37,159)
Kraft Heinz Co./The	(512)	(37,253)
WhiteWave Foods Co./The*	(952)	(37,042)
		(111,454)
Gas Utilities – (1.8)%
National Fuel Gas Co.	(880)	(37,620)
New Jersey Resources Corp.	(1,128)	(37,179)

	Number of Shares	Value
Questar Corp.	(1,896)	$(36,934)
UGI Corp.	(1,096)	(37,001)
		(148,734)
Health Care Equipment & Supplies – (0.9)%
Align Technology, Inc.*	(560)	(36,876)
DENTSPLY International, Inc.	(608)	(36,997)
		(73,873)
Health Care Providers & Services – (1.4)%
Acadia Healthcare Co., Inc.*	(600)	(37,476)
Centene Corp.*	(568)	(37,380)
Molina Healthcare, Inc.*	(616)	(37,040)
		(111,896)
Hotels, Restaurants & Leisure – (1.8)%
Las Vegas Sands Corp.	(848)	(37,176)
Marriott International, Inc., Class A	(552)	(37,006)
MGM Resorts International*	(1,640)	(37,261)
Wynn Resorts Ltd.	(536)	(37,086)
		(148,529)
Household Durables – (0.4)%
Harman International Industries, Inc.	(392)	(36,930)
Independent Power and Renewable Electricity Producers – (1.4)%
AES Corp./The	(3,920)	(37,514)
Calpine Corp.*	(2,600)	(37,622)
NRG Energy, Inc.	(3,232)	(38,041)
		(113,177)
Insurance – (4.0)%
AmTrust Financial Services, Inc.	(608)	(37,441)
CNO Financial Group, Inc.	(1,944)	(37,111)
Genworth Financial, Inc., Class A*	(9,864)	(36,793)
Lincoln National Corp.	(736)	(36,991)
MetLife, Inc.	(768)	(37,025)
Primerica, Inc.	(784)	(37,028)
Principal Financial Group, Inc.	(824)	(37,064)
Prudential Financial, Inc.	(456)	(37,123)
Unum Group	(1,112)	(37,018)
		(333,594)
Internet & Catalog Retail – (2.2)%
Amazon.com, Inc.*	(56)	(37,850)
Expedia, Inc.	(296)	(36,793)
Groupon, Inc.*	(12,096)	(37,135)
Netflix, Inc.*	(320)	(36,601)
TripAdvisor, Inc.*	(432)	(36,828)
		(185,207)
Internet Software & Services – (2.3)%
Alphabet, Inc., Class C*	(48)	(36,426)
CoStar Group, Inc.*	(184)	(38,031)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
eBay, Inc.*	(1,352)	$(37,153)
LinkedIn Corp., Class A*	(168)	(37,814)
Twitter, Inc.*	(1,624)	(37,579)
		(187,003)
IT Services – (2.2)%
MasterCard, Inc., Class A	(384)	(37,386)
MAXIMUS, Inc.	(656)	(36,900)
VeriFone Systems, Inc.*	(1,320)	(36,987)
Western Union Co./The	(2,072)	(37,110)
WEX, Inc.*	(416)	(36,774)
		(185,157)
Machinery – (4.5)%
Flowserve Corp.	(880)	(37,031)
ITT Corp.	(1,024)	(37,192)
Manitowoc Co., Inc./The	(2,432)	(37,331)
Middleby Corp./The*	(344)	(37,107)
Nordson Corp.	(576)	(36,950)
Parker-Hannifin Corp.	(384)	(37,240)
Timken Co./The	(1,296)	(37,053)
Trinity Industries, Inc.	(1,544)	(37,087)
WABCO Holdings, Inc.*	(368)	(37,632)
Woodward, Inc.	(744)	(36,947)
		(371,570)
Media – (4.5)%
AMC Networks, Inc., Class A*	(496)	(37,041)
CBS Corp., Class B	(792)	(37,327)
Interpublic Group of Cos., Inc./The	(1,576)	(36,689)
News Corp., Class A	(2,776)	(37,087)
TEGNA, Inc.	(1,456)	(37,157)
Tribune Media Co., Class A	(1,096)	(37,056)
Twenty-First Century Fox, Inc., Class B	(2,664)	(72,541)
Viacom, Inc., Class B	(904)	(37,209)
Walt Disney Co./The	(352)	(36,988)
		(369,095)
Metals & Mining – (0.9)%
Freeport-McMoRan, Inc.	(5,560)	(37,641)
Steel Dynamics, Inc.	(2,056)	(36,741)
		(74,382)
Multi-Utilities – (1.3)%
MDU Resources Group, Inc.	(2,024)	(37,080)
NiSource, Inc.	(1,888)	(36,835)
Sempra Energy	(400)	(37,604)
		(111,519)
Oil, Gas & Consumable Fuels – (2.7)%
Devon Energy Corp.	(1,168)	(37,376)
Marathon Petroleum Corp.	(720)	(37,325)
Murphy Oil Corp.	(1,664)	(37,357)
Newfield Exploration Co.*	(1,144)	(37,248)
Western Refining, Inc.	(1,064)	(37,900)

	Number of Shares	Value
Whiting Petroleum Corp.*	(4,024)	$(37,986)
		(225,192)
Personal Products – (0.9)%
Edgewell Personal Care Co.	(472)	(36,991)
Estee Lauder Cos., Inc./The, Class A	(424)	(37,337)
		(74,328)
Pharmaceuticals – (2.3)%
Akorn, Inc.*	(992)	(37,012)
Horizon Pharma plc*	(1,736)	(37,619)
Jazz Pharmaceuticals plc*	(264)	(37,108)
Mallinckrodt plc*	(504)	(37,613)
Pacira Pharmaceuticals, Inc.*	(488)	(37,474)
		(186,826)
Professional Services – (0.5)%
Dun & Bradstreet Corp./The	(360)	(37,415)
Road & Rail – (2.3)%
Avis Budget Group, Inc.*	(1,024)	(37,161)
CSX Corp.	(1,440)	(37,368)
Genesee & Wyoming, Inc., Class A*	(696)	(37,368)
Hertz Global Holdings, Inc.*	(2,608)	(37,112)
Ryder System, Inc.	(656)	(37,281)
		(186,290)
Semiconductors & Semiconductor Equipment – (3.1)%
Cree, Inc.*	(1,384)	(36,911)
First Solar, Inc.*	(560)	(36,955)
Integrated Device Technology, Inc.*	(1,400)	(36,890)
Micron Technology, Inc.*	(2,640)	(37,382)
NVIDIA Corp.	(1,136)	(37,443)
ON Semiconductor Corp.*	(3,808)	(37,318)
Qorvo, Inc.*	(728)	(37,055)
		(259,954)
Software – (3.1)%
Autodesk, Inc.*	(608)	(37,045)
FireEye, Inc.*	(1,800)	(37,332)
Microsoft Corp.	(672)	(37,283)
ServiceNow, Inc.*	(432)	(37,394)
Splunk, Inc.*	(632)	(37,168)
Tableau Software, Inc., Class A*	(392)	(36,934)
Workday, Inc., Class A*	(464)	(36,972)
		(260,128)
Specialty Retail – (1.8)%
CarMax, Inc.*	(688)	(37,131)
Lithia Motors, Inc., Class A	(344)	(36,695)
Penske Automotive Group, Inc.	(880)	(37,259)
Tractor Supply Co.	(432)	(36,936)
		(148,021)
Technology Hardware, Storage & Peripherals – (1.3)%
NCR Corp.*	(1,520)	(37,179)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Seagate Technology plc	(1,008)	$(36,953)
Western Digital Corp.	(616)	(36,991)
		(111,123)
Textiles, Apparel & Luxury Goods – (0.5)%
Kate Spade & Co.*	(2,096)	(37,246)
Trading Companies & Distributors – (1.4)%
Air Lease Corp.	(1,112)	(37,230)
HD Supply Holdings, Inc.*	(1,240)	(37,237)
United Rentals, Inc.*	(520)	(37,721)
		(112,188)
Total Common Stocks (Cost $(8,070,427))		(7,433,239)
Master Limited Partnership – (0.5)%
Capital Markets – (0.5)%
Lazard Ltd. Class A, (Cost $(39,261))	(824)	(37,088)
Total Short Positions (Cost $(8,109,688))		(7,470,327)

	Number of Shares	Value
Total Investments — (2.0)% (Cost $(523,980))		$(161,717)
Other assets less liabilities — 102.0%		8,449,019
Net Assets — 100.0%		$8,287,302
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,787,361.
(b)	Represents less than 0.05% of net assets.

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$472,649
Aggregate gross unrealized depreciation	(624,235)
Net unrealized appreciation	$(151,586)
Federal income tax cost of investments	$(10,131)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
881,490 USD	10/04/2017	Morgan Stanley	0.84%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(3))	$25,851	—	$25,851
(814,054) USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(3))	0.18%	38,043	—	38,043
					$63,894		$63,894
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Long Positions – 96.2%
Common Stocks – 81.8%
Automobiles – 1.0%
Ford Motor Co.(a)	2,482	$34,971
Banks – 2.9%
PacWest Bancorp	720	31,032
People’s United Financial, Inc.	2,115	34,157
Umpqua Holdings Corp.	2,043	32,484
		97,673
Capital Markets – 1.8%
Ares Capital Corp.(a)	2,138	30,467
Waddell & Reed Financial, Inc., Class A	1,134	32,500
		62,967
Chemicals – 0.9%
Olin Corp.	1,881	32,466
Commercial Services & Supplies – 0.9%
R.R. Donnelley & Sons Co.	2,205	32,458
Communications Equipment – 1.0%
QUALCOMM, Inc.	654	32,690
Diversified Telecommunication Services – 3.9%
AT&T, Inc.	954	32,827
CenturyLink, Inc.	1,305	32,834
Frontier Communications Corp.(a)	6,959	32,499
Verizon Communications, Inc.	747	34,526
		132,686
Electric Utilities – 9.7%
American Electric Power Co., Inc.(a)	589	34,321
Duke Energy Corp.(a)	472	33,696
Entergy Corp.(a)	480	32,813
Great Plains Energy, Inc.(a)	1,240	33,864
Hawaiian Electric Industries, Inc.	1,125	32,569
OGE Energy Corp.	1,231	32,363
Pepco Holdings, Inc.	1,266	32,929
Pinnacle West Capital Corp.	522	33,658
PPL Corp.	992	33,857
Southern Co./The	702	32,847
		332,917
Electrical Equipment – 1.9%
Eaton Corp. plc(a)	627	32,629
Emerson Electric Co.(a)	677	32,381
		65,010
Energy Equipment & Services – 1.9%
Helmerich & Payne, Inc.	621	33,254
National Oilwell Varco, Inc.	981	32,854
		66,108
Gas Utilities – 1.9%
National Fuel Gas Co.	771	32,960

	Number of Shares	Value
Questar Corp.	1,674	$32,610
		65,570
Hotels, Restaurants & Leisure – 2.9%
Darden Restaurants, Inc.	516	32,838
Las Vegas Sands Corp.	764	33,494
Six Flags Entertainment Corp.	597	32,799
		99,131
Independent Power and Renewable Electricity Producers – 1.0%
AES Corp./The	3,444	32,959
Insurance – 1.0%
Old Republic International Corp.	1,788	33,310
Leisure Products – 1.0%
Mattel, Inc.	1,209	32,849
Machinery – 1.9%
Caterpillar, Inc.(a)	478	32,485
Cummins, Inc.	372	32,740
		65,225
Multiline Retail – 1.9%
Kohl’s Corp.	690	32,865
Macy’s, Inc.	939	32,846
		65,711
Multi-Utilities – 8.8%
Alliant Energy Corp.	525	32,786
Ameren Corp.(a)	793	34,281
CenterPoint Energy, Inc.(a)	1,794	32,938
Consolidated Edison, Inc.(a)	542	34,834
Dominion Resources, Inc.(a)	475	32,129
MDU Resources Group, Inc.	1,878	34,405
Public Service Enterprise Group, Inc.	860	33,274
SCANA Corp.	540	32,665
Vectren Corp.	764	32,409
		299,721
Oil, Gas & Consumable Fuels – 8.6%
Chevron Corp.(a)	379	34,095
ConocoPhillips(a)	702	32,776
Exxon Mobil Corp.	417	32,505
Kinder Morgan, Inc.	2,199	32,809
Murphy Oil Corp.	1,464	32,867
Occidental Petroleum Corp.	464	31,371
ONEOK, Inc.	1,335	32,921
Spectra Energy Corp.	1,374	32,894
Williams Cos., Inc./The	1,284	32,999
		295,237
Paper & Forest Products – 0.9%
International Paper Co.	814	30,688
Pharmaceuticals – 1.0%
AbbVie, Inc.	552	32,700

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Real Estate Investment Trusts (REITs) – 14.4%
Columbia Property Trust, Inc.	1,389	$32,614
Corrections Corp. of America(a)	1,227	32,503
Digital Realty Trust, Inc.(a)	432	32,668
HCP, Inc.	895	34,225
Hospitality Properties Trust	1,289	33,707
Host Hotels & Resorts, Inc.	2,118	32,490
Iron Mountain, Inc.	1,210	32,682
LaSalle Hotel Properties	1,290	32,457
Liberty Property Trust	1,006	31,236
Omega Healthcare Investors, Inc.	933	32,636
RLJ Lodging Trust	1,494	32,315
Senior Housing Properties Trust	2,290	33,984
Starwood Property Trust, Inc.	1,593	32,752
Welltower, Inc.(a)	480	32,654
WP Carey, Inc.	548	32,332
		491,255
Real Estate Management & Development – 0.0%(b)
RMR Group, Inc./The, Class A*	0	2
Semiconductors & Semiconductor Equipment – 1.0%
Cypress Semiconductor Corp.*(a)	3,335	32,716
Specialty Retail – 1.9%
GameStop Corp., Class A	1,161	32,555
Staples, Inc.	3,477	32,927
		65,482
Technology Hardware, Storage & Peripherals – 1.9%
HP, Inc.	2,766	32,749
Seagate Technology plc	907	33,251
		66,000
Textiles, Apparel & Luxury Goods – 1.0%
Coach, Inc.(a)	1,008	32,992
Thrifts & Mortgage Finance – 0.9%
New York Community Bancorp, Inc.	1,995	32,558
Tobacco – 2.9%
Altria Group, Inc.	572	33,296
Philip Morris International, Inc.	391	34,373
Vector Group Ltd.	1,386	32,696
		100,365
Transportation Infrastructure – 1.0%
Macquarie Infrastructure Corp.	452	32,815
Total Common Stocks (Cost $2,998,008)		2,797,232
Master Limited Partnerships – 14.4%
Capital Markets – 1.8%
Blackstone Group LP/The(a)	1,067	31,199
Carlyle Group LP/The	2,094	32,708
		63,907

	Number of Shares	Value
Gas Utilities – 0.9%
AmeriGas Partners LP	948	$32,488
Industrial Conglomerates – 1.0%
Icahn Enterprises LP	543	33,286
Oil, Gas & Consumable Fuels – 10.7%
Buckeye Partners LP(a)	519	34,233
Cheniere Energy Partners LP	1,283	33,448
Enbridge Energy Partners LP(a)	1,365	31,491
Energy Transfer Equity LP	2,379	32,687
Energy Transfer Partners LP	978	32,988
Genesis Energy LP	912	33,507
ONEOK Partners LP	1,088	32,781
Plains All American Pipeline LP	1,362	31,462
Targa Resources Partners LP	2,001	33,077
TC PipeLines LP	709	35,245
Williams Partners LP	1,194	33,253
		364,172
Total Master Limited Partnerships (Cost $609,098)		493,853
Total Long Positions (Cost $3,607,106)		3,291,085
Short Positions – (48.2)%
Common Stocks – (47.2)%
Aerospace & Defense – (0.5)%
Spirit AeroSystems Holdings, Inc., Class A*	(165)	(8,262)
TransDigm Group, Inc.*	(36)	(8,224)
		(16,486)
Airlines – (0.5)%
JetBlue Airways Corp.*	(330)	(7,474)
United Continental Holdings, Inc.*	(153)	(8,767)
		(16,241)
Banks – (2.7)%
Bank of America Corp.	(522)	(8,785)
Bank of the Ozarks, Inc.	(165)	(8,161)
Citigroup, Inc.	(174)	(9,004)
First Citizens BancShares, Inc., Class A	(30)	(7,745)
First Republic Bank	(129)	(8,522)
PrivateBancorp, Inc.	(201)	(8,245)
Signature Bank*	(54)	(8,282)
SVB Financial Group*	(69)	(8,204)
Synovus Financial Corp.	(252)	(8,160)
Western Alliance Bancorp*	(228)	(8,176)
Zions Bancorp	(315)	(8,600)
		(91,884)
Beverages – (0.3)%
Monster Beverage Corp.*	(57)	(8,491)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Capital Markets – (1.9)%
Affiliated Managers Group, Inc.*	(51)	$(8,148)
American Capital Ltd.*	(561)	(7,736)
Charles Schwab Corp./The	(246)	(8,101)
E*TRADE Financial Corp.*	(291)	(8,625)
Interactive Brokers Group, Inc., Class A	(186)	(8,110)
Raymond James Financial, Inc.	(141)	(8,174)
SEI Investments Co.	(162)	(8,489)
Stifel Financial Corp.*	(204)	(8,641)
		(66,024)
Chemicals – (0.5)%
Axalta Coating Systems Ltd.*	(300)	(7,995)
W.R. Grace & Co.*	(81)	(8,067)
		(16,062)
Commercial Services & Supplies – (0.3)%
Stericycle, Inc.*	(72)	(8,683)
Construction & Engineering – (0.2)%
Jacobs Engineering Group, Inc.*	(198)	(8,306)
Consumer Finance – (0.7)%
Ally Financial, Inc.*	(450)	(8,388)
LendingClub Corp.*	(744)	(8,221)
SLM Corp.*	(1,269)	(8,274)
		(24,883)
Containers & Packaging – (0.5)%
Berry Plastics Group, Inc.*	(240)	(8,683)
Crown Holdings, Inc.*	(168)	(8,518)
		(17,201)
Diversified Financial Services – (1.9)%
Berkshire Hathaway, Inc., Class B*	(63)	(8,318)
CBOE Holdings, Inc.	(129)	(8,372)
FactSet Research Systems, Inc.	(51)	(8,291)
Intercontinental Exchange, Inc.	(33)	(8,457)
MarketAxess Holdings, Inc.	(72)	(8,034)
Morningstar, Inc.	(102)	(8,202)
MSCI, Inc.	(114)	(8,223)
Voya Financial, Inc.	(222)	(8,194)
		(66,091)
Diversified Telecommunication Services – (0.6)%
Level 3 Communications, Inc.*	(402)	(21,853)
Electric Utilities – (4.7)%
Cleco Corp.	(276)	(14,410)
Edison International	(246)	(14,566)
Eversource Energy	(282)	(14,402)
Exelon Corp.	(525)	(14,579)
FirstEnergy Corp.	(456)	(14,469)
IDACORP, Inc.	(210)	(14,280)
ITC Holdings Corp.	(372)	(14,601)

	Number of Shares	Value
NextEra Energy, Inc.	(138)	$(14,337)
Portland General Electric Co.	(396)	(14,402)
Westar Energy, Inc.	(339)	(14,377)
Xcel Energy, Inc.	(402)	(14,436)
		(158,859)
Electrical Equipment – (0.2)%
Sensata Technologies Holding N.V.*	(177)	(8,153)
Energy Equipment & Services – (1.8)%
Baker Hughes, Inc.	(186)	(8,584)
Cameron International Corp.*	(135)	(8,532)
FMC Technologies, Inc.*	(297)	(8,616)
Halliburton Co.	(252)	(8,578)
Nabors Industries Ltd.	(1,002)	(8,527)
Oceaneering International, Inc.	(228)	(8,555)
Schlumberger Ltd.	(123)	(8,579)
		(59,971)
Food & Staples Retailing – (0.5)%
Rite Aid Corp.*	(1,134)	(8,891)
Sprouts Farmers Market, Inc.*	(312)	(8,296)
		(17,187)
Food Products – (0.7)%
Hain Celestial Group, Inc./The*	(204)	(8,240)
Post Holdings, Inc.*	(126)	(7,774)
WhiteWave Foods Co./The*	(210)	(8,171)
		(24,185)
Gas Utilities – (2.1)%
AGL Resources, Inc.	(228)	(14,548)
Atmos Energy Corp.	(228)	(14,373)
Piedmont Natural Gas Co., Inc.	(255)	(14,540)
UGI Corp.	(426)	(14,382)
WGL Holdings, Inc.	(228)	(14,362)
		(72,205)
Health Care Providers & Services – (0.2)%
Express Scripts Holding Co.*	(93)	(8,129)
Hotels, Restaurants & Leisure – (0.7)%
Chipotle Mexican Grill, Inc.*	(18)	(8,637)
MGM Resorts International*	(360)	(8,179)
Norwegian Cruise Line Holdings Ltd.*	(138)	(8,087)
		(24,903)
Household Durables – (0.5)%
Jarden Corp.*	(144)	(8,225)
Mohawk Industries, Inc.*	(45)	(8,523)
		(16,748)
Independent Power and Renewable Electricity Producers – (0.4)%
Calpine Corp.*	(1,011)	(14,629)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Insurance – (1.7)%
Alleghany Corp.*	(18)	$(8,603)
Loews Corp.	(228)	(8,755)
Markel Corp.*	(9)	(7,950)
StanCorp Financial Group, Inc.	(75)	(8,541)
Torchmark Corp.	(144)	(8,231)
W.R. Berkley Corp.	(159)	(8,705)
White Mountains Insurance Group Ltd.	(12)	(8,722)
		(59,507)
Internet & Catalog Retail – (0.9)%
Amazon.com, Inc.*	(12)	(8,111)
Netflix, Inc.*	(69)	(7,892)
Priceline Group, Inc./The*	(6)	(7,650)
TripAdvisor, Inc.*	(96)	(8,184)
		(31,837)
Internet Software & Services – (1.2)%
Alphabet, Inc., Class A*	(9)	(7,002)
eBay, Inc.*	(294)	(8,079)
Facebook, Inc., Class A*	(78)	(8,163)
LinkedIn Corp., Class A*	(36)	(8,103)
Yahoo!, Inc.*	(252)	(8,382)
		(39,729)
IT Services – (0.2)%
Cognizant Technology Solutions Corp., Class A*	(132)	(7,923)
Machinery – (0.5)%
Middleby Corp./The*	(81)	(8,737)
WABCO Holdings, Inc.*	(84)	(8,590)
		(17,327)
Media – (1.0)%
Discovery Communications, Inc., Class A*	(279)	(7,444)
DISH Network Corp., Class A*	(147)	(8,405)
Liberty Media Corp., Class A*	(207)	(8,125)
Sirius XM Holdings, Inc.*	(2,187)	(8,901)
		(32,875)
Multiline Retail – (0.2)%
Dollar Tree, Inc.*	(105)	(8,108)
Multi-Utilities – (3.0)%
CMS Energy Corp.	(402)	(14,504)
DTE Energy Co.	(180)	(14,434)
NiSource, Inc.	(738)	(14,398)
PG&E Corp.	(273)	(14,521)
Sempra Energy	(153)	(14,384)
TECO Energy, Inc.	(546)	(14,551)
WEC Energy Group, Inc.	(282)	(14,469)
		(101,261)

	Number of Shares	Value
Oil, Gas & Consumable Fuels – (7.8)%
Anadarko Petroleum Corp.	(177)	$(8,599)
Apache Corp.	(192)	(8,538)
Cabot Oil & Gas Corp.	(489)	(8,650)
Cheniere Energy, Inc.*	(228)	(8,493)
Cimarex Energy Co.	(96)	(8,580)
Cobalt International Energy, Inc.*	(1,620)	(8,748)
Columbia Pipeline Group, Inc.	(438)	(8,760)
Concho Resources, Inc.*	(93)	(8,636)
Devon Energy Corp.	(264)	(8,448)
Diamondback Energy, Inc.	(129)	(8,630)
Energen Corp.	(216)	(8,854)
EOG Resources, Inc.	(120)	(8,495)
EQT Corp.	(165)	(8,601)
Hess Corp.	(177)	(8,581)
HollyFrontier Corp.	(216)	(8,616)
Marathon Oil Corp.	(684)	(8,612)
Marathon Petroleum Corp.	(165)	(8,554)
Memorial Resource Development Corp.*	(528)	(8,527)
Newfield Exploration Co.*	(264)	(8,596)
Noble Energy, Inc.	(261)	(8,595)
Parsley Energy, Inc., Class A*	(468)	(8,635)
PBF Energy, Inc., Class A	(234)	(8,614)
Phillips 66	(105)	(8,589)
Pioneer Natural Resources Co.	(69)	(8,651)
Plains GP Holdings LP, Class A	(918)	(8,675)
Southwestern Energy Co.*	(1,248)	(8,873)
Tesoro Corp.	(81)	(8,535)
Valero Energy Corp.	(123)	(8,697)
Western Refining, Inc.	(246)	(8,763)
Whiting Petroleum Corp.*	(927)	(8,751)
World Fuel Services Corp.	(222)	(8,538)
		(267,434)
Pharmaceuticals – (0.3)%
Allergan plc*	(27)	(8,437)
Professional Services – (0.5)%
IHS, Inc., Class A*	(75)	(8,882)
Verisk Analytics, Inc.*	(105)	(8,073)
		(16,955)
Real Estate Investment Trusts (REITs) – (1.0)%
American Homes 4 Rent, Class A	(492)	(8,197)
Communications Sales & Leasing, Inc.	(435)	(8,130)
Equity Commonwealth*	(318)	(8,818)
Sunstone Hotel Investors, Inc.	(654)	(8,168)
		(33,313)
Real Estate Management & Development – (1.2)%
CBRE Group, Inc., Class A*	(240)	(8,299)
Forest City Enterprises, Inc., Class A*	(378)	(8,290)

See accompanying notes to the financial statements.

FQF Trust
QuantShares Hedged Dividend Income Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Howard Hughes Corp./The*	(72)	$(8,147)
Jones Lang LaSalle, Inc.	(51)	(8,153)
Realogy Holdings Corp.*	(228)	(8,361)
		(41,250)
Road & Rail – (0.2)%
Hertz Global Holdings, Inc.*	(552)	(7,855)
Software – (0.5)%
Adobe Systems, Inc.*	(87)	(8,173)
salesforce.com, Inc.*	(114)	(8,937)
		(17,110)
Specialty Retail – (1.2)%
AutoZone, Inc.*	(12)	(8,903)
Bed Bath & Beyond, Inc.*	(171)	(8,251)
CarMax, Inc.*	(150)	(8,095)
O’Reilly Automotive, Inc.*	(33)	(8,363)
Ulta Salon Cosmetics & Fragrance, Inc.*	(45)	(8,325)
		(41,937)
Textiles, Apparel & Luxury Goods – (0.2)%
Under Armour, Inc., Class A*	(102)	(8,222)
Thrifts & Mortgage Finance – (0.5)%
MGIC Investment Corp.*	(921)	(8,132)
Radian Group, Inc.	(609)	(8,155)
		(16,287)
Trading Companies & Distributors – (0.5)%
HD Supply Holdings, Inc.*	(273)	(8,198)
United Rentals, Inc.*	(120)	(8,705)
		(16,903)
Water Utilities – (0.9)%
American Water Works Co., Inc.	(243)	(14,519)
Aqua America, Inc.	(483)	(14,394)
		(28,913)

	Number of Shares	Value
Wireless Telecommunication Services – (1.3)%
SBA Communications Corp., Class A*	(207)	$(21,749)
Telephone & Data Systems, Inc.	(837)	(21,670)
		(43,419)
Total Common Stocks (Cost $(1,685,798))		(1,613,776)
Master Limited Partnerships – (1.0)%
Oil, Gas & Consumable Fuels – (1.0)%
Antero Midstream Partners LP	(396)	(9,036)
Enterprise Products Partners LP	(336)	(8,595)
Magellan Midstream Partners LP	(126)	(8,558)
Shell Midstream Partners LP	(213)	(8,844)
Total Master Limited Partnerships (Cost $(36,159))		(35,033)
Total Short Positions (Cost $(1,721,957))		(1,648,809)
Total Investments — 48.0% (Cost $1,885,149)		1,642,276
Other assets less liabilities — 52.0%		1,777,942
Net Assets — 100.0%		$3,420,218
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $804,139.
(b)	Represents less than 0.05% of net assets.

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,988
Aggregate gross unrealized depreciation	(478,458)
Net unrealized depreciation	$(285,470)
Federal income tax cost of investments	$1,927,746

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
December 31, 2015 (Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund	QuantShares Hedged Dividend Income Fund
ASSETS
Investments in securities, at value(1)	$7,330,249	$2,063,447	$1,830,078	$7,308,610	$3,291,085
Cash	389,954	290,931	—	—	16,054
Segregated cash balance with custodian for swap agreements (Note 2)	—	—	10,000	250,000	—
Segregated cash balance with broker for securities sold short (Note 2)	7,233,358	2,213,449	2,173,090	7,867,237	1,749,713
Unrealized appreciation on swap agreements	51,938	13,318	2,871	63,894	—
Receivables:
Securities sold	2,476,039	264,123	217,022	2,630,655	1,288,734
Dividends and interest	162,782	3,967	20,469	17,072	9,270
Investment adviser (Note 4)	12,569	11,513	17,563	31,291	15,410
Prepaid offering costs (Note 2)	—	—	—	—	2,302
Prepaid expenses	1,513	1,513	1,513	1,513	1,513
Total Assets	17,658,402	4,862,261	4,272,606	18,170,272	6,374,081
LIABILITIES
Securities sold short, at value(2)	7,079,759	2,098,809	1,844,534	7,470,327	1,648,809
Cash overdraft	—	—	2,710	58,306	—
Unrealized depreciation on swap agreements	1,197	22,038	10,066	—	—
Payables:
Securities purchased	2,211,588	288,505	242,159	2,319,347	1,285,888
Trustees fees	1,950	1,950	1,950	1,950	1,950
Dividends on securities sold short	15,091	2,879	4,403	6,328	3,956
Accrued expenses and other liabilities	25,965	24,401	25,794	26,712	13,260
Total Liabilities	9,335,550	2,438,582	2,131,616	9,882,970	2,953,863
Net Assets	$8,322,852	$2,423,679	$2,140,990	$8,287,302	$3,420,218
NET ASSETS CONSIST OF:
Paid-in capital	$8,211,292	$3,806,949	$3,684,708	$17,320,035	$3,725,967
Accumulated undistributed net investment income (loss)	(59,722)	(35,017)	(48,531)	(73,552)	(35,783)
Accumulated undistributed net realized gain (loss)	(281,226)	(1,222,817)	(1,388,773)	(9,385,338)	(27,093)
Net unrealized appreciation (depreciation) on:
Investments	(54,149)	(142,362)	(180,489)	(277,098)	(316,021)
Securities sold short	455,916	25,646	81,270	639,361	73,148
Swap agreements	50,741	(8,720)	(7,195)	63,894	—
Net Assets	$8,322,852	$2,423,679	$2,140,990	$8,287,302	$3,420,218
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	300,001	100,000	100,001	400,001	150,004
Net Asset Value	$27.74	$24.24	$21.41	$20.72	$22.80
(1)Investments in securities, at cost	$7,384,398	$2,205,809	$2,010,567	$7,585,708	$3,607,106
(2)Securities sold short, proceeds	7,535,675	2,124,455	1,925,804	8,109,688	1,721,957

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Period Ended December 31, 2015 (Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund	QuantShares Hedged Dividend Income Fund
INVESTMENT INCOME
Dividend income	$20,666	$26,887	$19,766	$179,701	$72,781
Special dividends	1,134	—	847	—	—
Foreign withholding tax on dividends	—	(5)	—	—	—
Total Investment Income	21,800	26,882	20,613	179,701	72,781
EXPENSES
Dividends on securities sold short	32,958	16,652	22,810	117,202	11,873
Interest on securities sold short	10,133	6,481	5,418	47,021	5,138
Investment management fees (Note 4)	7,967	6,309	5,896	43,107	8,904
Professional fees	28,353	28,353	28,396	28,370	29,263
Custody fees	5,293	2,711	4,759	26,111	2,584
Offering costs (Note 2)	—	—	—	—	28,229
Index fees	5,830	5,830	5,830	5,830	7,120
CCO fees	5,887	5,887	5,887	5,887	5,887
Treasurer fees	4,267	4,267	4,267	4,267	4,267
Listing fees	2,513	2,513	2,513	2,513	6,217
Accounting fees	16,491	16,542	16,518	16,394	879
Trustees fees	2,325	2,325	2,325	2,325	2,325
Administration fees (Note 5)	32,678	32,678	32,678	32,678	552
Other fees	6,226	6,170	6,111	6,408	6,111
Total Expenses before Adjustments	160,921	136,718	143,408	338,113	119,349
Less: waivers and/or reimbursements by Adviser (Note 4)	(93,733)	(94,436)	(97,266)	(88,423)	(84,355)
Less: other fees waived (Note 6)	(406)	(406)	(406)	(406)	(406)
Total Expenses after Adjustments	66,782	41,876	45,736	249,284	34,588
Net Investment Income (Loss)	(44,982)	(14,994)	(25,123)	(69,583)	38,193
NET REALIZED GAIN (LOSS) ON:
Investments in securities	(149,658)	(31,253)	(97,991)	(194,145)	(62,652)
In-kind redemptions of investments	135,322	—	69,945	2,208,955	—
Securities sold short	28,489	78,891	(237,882)	(4,278,953)	68,443
Swap agreements	12,248	32,156	(38,500)	(202,877)	—
Net Realized Gain (Loss)	26,401	79,794	(304,428)	(2,467,020)	5,791
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(154,514)	(168,357)	(271,819)	(142,024)	(152,055)
Securities sold short	370,867	(18,282)	268,195	490,619	90,206
Swap agreements	40,524	(50,151)	(3,135)	12,428	—
Net Change in Unrealized Appreciation (Depreciation)	256,877	(236,790)	(6,759)	361,023	(61,849)
Net Realized and Unrealized Gain (Loss)	283,278	(156,996)	(311,187)	(2,105,997)	(56,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	$238,296	$(171,990)	$(336,310)	$(2,175,580)	$(17,865)

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
December 31, 2015 (Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund		QuantShares U.S. Market Neutral Value Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
OPERATIONS
Net investment income (loss)	$(44,982)	$(27,655)	$(14,994)	$(36,846)
Net realized gain (loss)	26,401	11,120	79,794	(244,438)
Net change in unrealized appreciation (depreciation)	256,877	22,990	(236,790)	55,478
Net Increase (Decrease) in Net Assets Resulting from Operations	238,296	6,455	(171,990)	(225,806)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	8,217,060	—	—	2,611,804
Cost of shares redeemed	(1,382,059)	—	—	(2,605,242)
Net Increase (Decrease) from Capital Transactions	6,835,001	—	—	6,562
Total Increase (Decrease) in Net Assets	7,073,297	6,455	(171,990)	(219,244)
NET ASSETS
Beginning of period	$1,249,555	$1,243,100	$2,595,669	$2,814,913
End of Period	$8,322,852	$1,249,555	$2,423,679	$2,595,669
Accumulated undistributed net investment income (loss) included in end of period net assets	$(59,722)	$(14,740)	$(35,017)	$(20,023)
SHARE TRANSACTIONS
Beginning of period	50,001	50,001	100,000	100,000
Shares issued	—	—	—	50,000
Shares issued in-kind	300,000	—	—	50,000
Shares redeemed	—	—	—	(50,000)
Shares redeemed in-kind	(50,000)	—	—	(50,000)
Shares Outstanding, End of Period	300,001	50,001	100,000	100,000
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
December 31, 2015 (Unaudited)

	QuantShares U.S. Market Neutral Size Fund		QuantShares U.S. Market Neutral Anti-Beta Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
OPERATIONS
Net investment income (loss)	$(25,123)	$(34,061)	$(69,583)	$(28,245)
Net realized gain (loss)	(304,428)	20,334	(2,467,020)	20,227
Net change in unrealized appreciation (depreciation)	(6,759)	(58,208)	361,023	(37,451)
Net Increase (Decrease) in Net Assets Resulting from Operations	(336,310)	(71,935)	(2,175,580)	(45,469)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	1,118,843	1,230,434	136,476,444	12,864,239
Cost of shares redeemed	(1,083,614)	—	(129,881,548)	(15,706,420)
Net Increase (Decrease) from Capital Transactions	35,229	1,230,434	6,594,896	(2,842,181)
Total Increase (Decrease) in Net Assets	(301,081)	1,158,499	4,419,316	(2,887,650)
NET ASSETS
Beginning of period	$2,442,071	$1,283,572	$3,867,986	$6,755,636
End of Period	$2,140,990	$2,442,071	$8,287,302	$3,867,986
Accumulated undistributed net investment income (loss) included in end of period net assets	$(48,531)	$(23,408)	$(73,552)	$(3,969)
SHARE TRANSACTIONS
Beginning of period	100,001	50,001	200,001	350,001
Shares issued	—	—	100,000	—
Shares issued in-kind	50,000	50,000	6,500,000	650,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(50,000)	—	(6,400,000)	(800,000)
Shares Outstanding, End of Period	100,001	100,001	400,001	200,001
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
December 31, 2015 (Unaudited)

	QuantShares Hedged Dividend Income Fund
	Six Months Ended December 31, 2015 (Unaudited)	For the period 01/15/15* – 06/30/15
OPERATIONS
Net investment income (loss)	$38,193	$28,552
Net realized gain (loss)	5,791	27,256
Net change in unrealized appreciation (depreciation)	(61,849)	(181,024)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,865)	(125,216)
DISTRIBUTIONS
Net investment income	(83,188)	(19,501)
Net realized gain	(59,979)	—
Total Distributions	(143,167)	(19,501)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	3,725,967
Cost of shares redeemed	—	—
Net Increase (Decrease) from Capital Transactions	—	3,725,967
Total Increase (Decrease) in Net Assets	(161,032)	3,581,250
NET ASSETS
Beginning of period	$3,581,250	$—
End of Period	$3,420,218	$3,581,250
Accumulated undistributed net investment income (loss) included in end of period net assets	$(35,783)	$9,212
SHARE TRANSACTIONS
Beginning of period	150,004	—
Shares issued	—	4
Shares issued in-kind	—	150,000
Shares redeemed	—	—
Shares Outstanding, End of Period	150,004	150,004
*	Commencement of investment operations.
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE
Investment Operations	Distributions
Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
For the six months ended 12/31/15 (unaudited)	$24.99	$(0.39	)(9)	$3.14	$2.75	$—	$—	$—	$—	$27.74
Year ended June 30, 2015	24.86	(0.55)	0.68	(8)	0.13	—	—	—	—	24.99
Year ended June 30, 2014	23.93	(0.68)	1.61	0.93	—	—	—	—	24.86
Year ended June 30, 2013	25.35	(0.43	)(10)	(0.99)	(1.42)	—	—	—	—	23.93
For the period 09/06/11* – 06/30/12	25.00	(0.28)	1.25	0.97	—	(0.61)	(0.01)	(0.62)	25.35
QuantShares U.S. Market Neutral Value Fund
For the six months ended 12/31/15 (unaudited)	25.96	(0.15)	(1.57)	(1.72)	—	—	—	—	24.24
Year ended June 30, 2015	28.15	(0.39)	(1.80	)(8)	(2.19)	—	—	—	—	25.96
Year ended June 30, 2014	26.85	(0.31	)(11)	1.61	1.30	—	—	—	—	28.15
Year ended June 30, 2013	24.02	(0.14	)(12)	3.68	3.54	—	(0.71)	—	(0.71)	26.85
For the period 09/12/11* – 06/30/12	25.00	(0.09)	(0.31)	(0.40)	—	(0.58)	—	(0.58)	24.02
QuantShares U.S. Market Neutral Size Fund
For the six months ended 12/31/15 (unaudited)	24.42	(0.25	)(13)	(2.76)	(3.01)	—	—	—	—	21.41
Year ended June 30, 2015	25.67	(0.51	)(14)	(0.74	)(8)	(1.25)	—	—	—	—	24.42
Year ended June 30, 2014	25.44	(0.56	)(15)	0.79	0.23	—	—	—	—	25.67
Year ended June 30, 2013	24.88	(0.47)	1.03	0.56	—	—	—	—	25.44
For the period 09/06/11* – 06/30/12	25.00	(0.40)	0.46	0.06	—	(0.18)	—	(0.18)	24.88
QuantShares U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/15 (unaudited)	19.34	(0.08)	1.46	(20)	1.38	—	—	—	—	20.72
Year ended June 30, 2015	19.30	(0.13	)(16)	0.17	(8)(20)	0.04	—	—	—	—	19.34
Year ended June 30, 2014	21.08	(0.15	)(17)	(1.63)	(1.78)	—	—	—	—	19.30
Year ended June 30, 2013	23.77	(0.05	)(18)	(2.64)	(2.69)	—	—	(19)	—	—	(19)	21.08
For the period 09/12/11* – 06/30/12	25.00	0.02	(0.83	)(20)	(0.81)	(0.02)	(0.40)	—	(0.42)	23.77
QuantShares Hedged Dividend Income Fund
For the six months ended 12/31/15 (unaudited)	23.87	0.25	(0.37)	(0.12)	(0.55)	(0.40)	—	(0.95)	22.80
For the period 01/15/15* – 06/30/15	25.00	0.21	(1.21)	(1.00)	(0.13)	—	—	(0.13)	23.87
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	FFCM reimbursed the Funds for losses incurred related to either a failure to rebalance at month-end or a trade error. The impact was an increase of $0.10, $0.05, $0.08, and $0.02 to the net realized and unrealized gains (losses) on investments per share and an increase of 0.39%, 0.17%, 0.21% and 0.11% to the Funds' total returns for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and QuantShares U.S. Market Neutral Anti-Beta Fund, respectively. Had these reimbursements not been made, the total returns would have been lower.
(9)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.40) and the net investment income ratio would have been (2.90)%.
(10)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.38) and the net investment income ratio would have been (1.50)%.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)		Net investment income (loss), before waivers	Net asset value(5)		Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
For the six months ended 12/31/15 (unaudited)	1.49%	4.20%	10.12%	(2.83	)%(9)	(8.75)%	11.00%		11.29%	100%	294%	$8,323
Year ended June 30, 2015	1.49	3.43	22.80	(2.24)		(21.62)	0.52	(8)	0.36	196	398	1,250
Year ended June 30, 2014	1.49	3.66	22.47	(2.71)		(21.52)	3.89		5.60	168	351	1,243
Year ended June 30, 2013	1.16	3.40	8.74	(1.70	)(10)	(7.04)	(5.60)		(7.28)	211	417	1,196
For the period 09/06/11* – 06/30/12	0.99	2.65	5.40	(1.42)		(4.17)	4.04		4.28	196	372	5,070
QuantShares U.S. Market Neutral Value Fund
For the six months ended 12/31/15 (unaudited)	1.49	3.33	10.87	(1.19)		(8.73)	(6.63)		(7.16)	47	101	2,424
Year ended June 30, 2015	1.49	3.20	11.72	(1.45)		(9.96)	(7.78	)(8)	(7.41)	150	351	2,596
Year ended June 30, 2014	1.49	3.02	19.32	(1.13	)(11)	(17.43)	4.84		4.99	85	303	2,815
Year ended June 30, 2013	1.26	2.82	5.55	(0.55	)(12)	(3.28)	15.09		15.13	116	263	1,343
For the period 09/12/11* – 06/30/12	0.99	2.46	4.80	(0.46)		(2.81)	(1.70)		(1.70)	88	184	7,301
QuantShares U.S. Market Neutral Size Fund
For the six months ended 12/31/15 (unaudited)	1.49	3.89	12.20	(2.14	)(13)	(10.45)	(12.33)		(12.05)	68	135	2,141
Year ended June 30, 2015	1.49	3.67	18.26	(2.08	)(14)	(16.67)	(4.87	)(8)	(4.58)	78	108	2,442
Year ended June 30, 2014	1.49	3.51	18.14	(2.19	)(15)	(16.82)	0.90		0.43	53	114	1,284
Year ended June 30, 2013	1.28	3.60	6.13	(1.89)		(4.42)	2.25		2.25	101	153	3,816
For the period 09/06/11* – 06/30/12	0.99	3.30	5.26	(1.94)		(3.90)	0.28		0.28	90	312	6,220
QuantShares U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/15 (unaudited)	0.99	2.90	3.94	(0.81)		(1.84)	7.14		7.08	120	956	8,287
Year ended June 30, 2015	0.99	2.39	8.01	(0.65	)(16)	(6.27)	0.21	(8)	0.78	123	577	3,868
Year ended June 30, 2014	0.99	2.28	7.20	(0.74	)(17)	(5.66)	(8.44)		(9.05)	92	382	6,756
Year ended June 30, 2013	0.99	2.72	3.23	(0.22	)(18)	(0.74)	(11.31)		(11.30)	113	363	14,757
For the period 09/12/11* – 06/30/12	0.99	2.22	4.74	0.11		(2.41)	(3.21)		(3.13)	68	207	9,506
QuantShares Hedged Dividend Income Fund
For the six months ended 12/31/15 (unaudited)	0.99	1.95	6.72	2.15		(2.62)	(0.50)		(1.53)	58	89	3,420
For the period 01/15/15* – 06/30/15	0.99	1.81	8.14	1.89		(4.43)	(4.02)		(3.74)	50	74	3,581
(11)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.29) and the net investment income ratio would have been (1.06)%.
(12)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.18) and the net investment income ratio would have been (0.72)%.
(13)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.25) and the net investment income ratio would have been (2.21)%.
(14)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.53) and the net investment income ratio would have been (2.15)%.
(15)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.58) and the net investment income ratio would have been (2.25)%.
(16)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.14) and the net investment income ratio would have been (0.68)%.
(17)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.15) and the net investment income ratio would have been (0.78)%.
(18)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.01) and the net investment income ratio would have been (0.07)%.
(19)	Per share amount is less than $0.01.
(20)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2015 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the QuantShares Funds (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, and QuantShares Hedged Dividend Income Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their net asset value and market value, respectively.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”)

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2015 for each Fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$7,330,249	$51,938	$—	$7,382,187
Liabilities:	(7,079,759)	(1,197)	—	(7,080,956)
Totals:	$250,490	$50,741	$—	$301,231
QuantShares U.S. Market Neutral Value Fund
Assets:	$2,063,447	$13,318	$—	$2,076,765
Liabilities:	(2,098,809)	(22,038)	—	(2,120,847)
Totals:	$(35,362)	$(8,720)	$—	$(44,082)
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,830,078	$2,871	$—	$1,832,949
Liabilities:	(1,844,534)	(10,066)	—	(1,854,600)
Totals:	$(14,456)	$(7,195)	$—	$(21,651)
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$7,308,610	$63,894	$—	$7,372,504
Liabilities:	(7,470,327)	—	—	(7,470,327)
Totals:	$(161,717)	$63,894	$—	$(97,823)
QuantShares Hedged Dividend Income Fund
Assets:	$3,291,085	$—	$—	$3,291,085
Liabilities:	(1,648,809)	—	—	(1,648,809)
Totals:	$1,642,276	$—	$—	$1,642,276
*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

For the period ended December 31, 2015, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Levels 1, 2, and 3 for the period ending December 31, 2015 based on the valuation input Levels assigned to securities on June 30, 2015.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Short Sales

The Funds may enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ net asset value (“NAV”) over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended December 31, 2015:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$362,289	$(430,372)
QuantShares U.S. Market Neutral Value Fund	338,182	(333,324)
QuantShares U.S. Market Neutral Size Fund	307,446	(327,262)
QuantShares U.S. Market Neutral Anti-Beta Fund	2,178,586	(1,945,680)

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of December 31, 2015
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Swap agreements	Statements of Assets and Liabilities
QuantShares U.S. Market Neutral Momentum Fund			$51,938	$1,197
QuantShares U.S. Market Neutral Value Fund			13,318	22,038
QuantShares U.S. Market Neutral Size Fund			2,871	10,066
QuantShares U.S. Market Neutral Anti-Beta Fund			63,894	–

The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2015
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
QuantShares U.S. Market Neutral Momentum Fund		$12,248	$40,524
QuantShares U.S. Market Neutral Value Fund		32,156	(50,151)
QuantShares U.S. Market Neutral Size Fund		(38,500)	(3,135)
QuantShares U.S. Market Neutral Anti-Beta Fund		(202,877)	12,428

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

Offering Costs

Total offering costs of $56,000 incurred in connection with the offering of shares of the QuantShares Hedged Dividend Income Fund are amortized on a straight line basis over 12 months from the date the Portfolio commenced operations. As of December 31, 2015, the amount amortized was $53,698.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of December 31, 2015, management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Trustees. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

The Adviser has contractually undertaken until October 31, 2016 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) are limited to 1.49% of average daily net assets for the QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and QuantShares U.S. Market Neutral Anti-Beta Fund and 0.99% of average daily net assets for the QuantShares Hedged Dividend Income Fund. This undertaking can only be changed with the approval of the Board of Trustees. In addition, the Adviser has voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent the Operating Expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund from exceeding 0.99% of average daily net assets. This voluntary waiver and/or reimbursement may be discontinued at any time.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

For the period ended December 31, 2015, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
QuantShares U.S. Market Neutral Momentum Fund	$7,967	$85,766
QuantShares U.S. Market Neutral Value Fund	6,309	88,127
QuantShares U.S. Market Neutral Size Fund	5,896	91,370
QuantShares U.S. Market Neutral Anti-Beta Fund	43,107	45,316
QuantShares Hedged Dividend Income Fund	8,904	75,451

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses, and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s contractual Operating Expenses limit of 1.49% of average daily net assets, or in the case of QuantShares Hedged Dividend Income Fund 0.99%, of average daily net assets. For QuantShares U.S. Market Neutral Anti-Beta Fund, so long as the voluntary Operating Expense limitation of 0.99% remains in effect, repayment would be further limited to that level. Any such repayment must be made within three years from the date the expense was borne by the Adviser. For the period ended December 31, 2015, none of the Funds repaid expenses to the Adviser. As of December 31, 2015, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,				Total Eligible for Recoupment
Fund	2016	2017	2018	2019
QuantShares U.S. Market Neutral Momentum Fund	$143,780	$233,737	$237,217	$93,734	$708,468
QuantShares U.S. Market Neutral Value Fund	120,748	233,032	215,496	94,436	663,712
QuantShares U.S. Market Neutral Size Fund	124,126	230,617	237,500	97,265	689,508
QuantShares U.S. Market Neutral Anti-Beta Fund	47,474	202,606	219,584	45,113	514,777
QuantShares Hedged Dividend Income Fund	—	—	94,840	84,355	179,195

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

Foreside Fund Officer Services, LLC (“FFOS”) (formerly Foreside Compliance Services, LLC), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS has agreed to temporarily waive a portion of its fees until further notice. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

8. Investment Transactions

For the period ended December 31, 2015, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
QuantShares U.S. Market Neutral Momentum Fund	$3,167,139	$4,873,373	$2,728,166	$11,300,121
QuantShares U.S. Market Neutral Value Fund	1,053,808	1,224,967	1,011,581	1,153,113
QuantShares U.S. Market Neutral Size Fund	1,336,317	1,496,441	1,354,261	1,302,750
QuantShares U.S. Market Neutral Anti-Beta Fund	20,859,858	139,431,130	20,014,873	139,704,413
QuantShares Hedged Dividend Income Fund	2,042,590	1,045,276	2,012,116	1,085,870

9. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

For the period ended December 31, 2015, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
QuantShares U.S. Market Neutral Momentum Fund	$1,276,082	$135,322
QuantShares U.S. Market Neutral Size Fund	923,628	69,945
QuantShares U.S. Market Neutral Anti-Beta Fund	116,586,998	2,208,955

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2015, the value of the securities received for subscriptions were as follows:

Fund	Value
QuantShares U.S. Market Neutral Momentum Fund	$7,245,486
QuantShares U.S. Market Neutral Size Fund	982,118
QuantShares U.S. Market Neutral Anti-Beta Fund	117,796,843

10. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk:  For the QuantShares Hedged Dividend Income Fund, high dividend investing entails taking long positions in securities in each of 10 sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in securities in each of 10 sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Authorized Participants Concentration Risk:  The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk:  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large-Capitalization Stock Risk:  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk:  The Funds may invest in Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Mid-Capitalization Stock Risk:  The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk:  Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk:  Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

11. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Expense Examples (Unaudited)
December 31, 2015

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2015.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2015.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)
December 31, 2015

	Beginning Account Value 07/01/15	Ending Account Value 12/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
QuantShares U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$1,110.00	$7.90	1.49%
Hypothetical	$1,000.00	$1,017.65	$7.56	1.49%
QuantShares U.S. Market Neutral Value Fund
Actual	$1,000.00	$933.70	$7.24	1.49%
Hypothetical	$1,000.00	$1,017.65	$7.56	1.49%
QuantShares U.S. Market Neutral Size Fund
Actual	$1,000.00	$876.70	$7.03	1.49%
Hypothetical	$1,000.00	$1,017.65	$7.56	1.49%
QuantShares U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$1,071.40	$5.15	0.99%
Hypothetical	$1,000.00	$1,020.16	$5.03	0.99%
QuantShares Hedged Dividend Income Fund
Actual	$1,000.00	$995.00	$4.96	0.99%
Hypothetical	$1,000.00	$1,020.16	$5.03	0.99%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 366 days in the fiscal year (to reflect the one half year period).

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

Board Consideration of the New and Interim Investment Advisory Agreements

At the August Meeting, the Board, including the Trustees who are not “interested persons” of the Trust or FFCM (including its affiliates) (such Trustees, the “Independent Trustees”), approved the Interim and New Agreements for the Funds. In advance of the meeting, the Board members received and considered a variety of information relating to the Interim and New Agreements, and were given the opportunity to ask questions and request additional information. In considering the Interim and New Agreements, the Board considered information provided to it in connection with its prior meetings, including its meetings on February 11, 2015 (“February Meeting”), at which the Board considered and renewed the Current Agreement for the QuantShares Funds, and on June 18, 2015 (“June Meeting”), at which the Board considered and approved the Current Agreement for the O’Shares Funds.

In evaluating the Agreements, the Board, including the Independent Trustees, reviewed materials furnished by FFCM and met with senior representatives of FFCM regarding their personnel and operations. For each Fund, the Board considered the following factors, among others, in connection with its approval of the Agreements: (1) the nature, extent, and quality of the services to be provided by FFCM to the Fund; (2) the costs of such services; (3) the extent to which economies of scale might be realized by Fund shareholders as the Fund grows; (4) whether fee levels reflect any such potential economies of scale; and (5) other benefits, if any, derived by FFCM from its relationship with the Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services to be provided by FFCM to the Funds under each Interim and New Agreement, the Board considered that the terms of each Interim and New Agreement are the same as the terms of the Funds’ respective Current Agreement, except for the effective dates. The Board also considered that the Transaction is not expected to result in any change in the structure or operations of the Funds or in the core services provided to the Funds by FFCM. The level of service and the manner in which each Fund’s assets are managed are expected to remain the same. The Board also noted that the key personnel employed by FFCM who provide services to the Funds, including the Funds’ portfolio managers, are expected to remain at FFCM following the Transaction, although there is no guarantee that they will do so or that new employees of FFCM will not perform such roles. The Board further considered that Funds’ service provider relationships are not currently expected to change, but that changes may be proposed in the future if they would be beneficial to the Funds. The Board also discussed, with FFCM, its process for evaluating the proposed Transaction and other alternatives FFCM had considered to the Transaction.

The Board discussed with FFCM, as it has at prior meetings, its financial condition including the overall financial strength of FFCM, before and after the Transaction, and the resources and staffing in place with respect to the services provided to the Funds. In addition, among other things, the Board evaluated FFCM’s compliance procedures and record, the experience of the portfolio management team in managing the Funds and the adequacy of its resources, including FFCM’s representation that it would be in a stronger financial position to provide services to, and cover FFCM’s reimbursable expenses to, the Funds as a result of the Transaction. The Board also noted that FFCM had undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) the implementation of policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws and the Exemptive Order; and (5) the implementation of Board directives as they relate to the Funds. The Board also noted the steps that FFCM had taken to monitor performance for the operational QuantShares Funds, including tracking error between each Fund and its Target Index.

In evaluating the new control persons, the Board considered their history, reputation, background and financial condition. The Board also considered the new control persons’ capabilities, experience, corporate structure and capital resources, as well as their long-term business goals with regard to FFCM and the Funds. In this regard,

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

the Board recognized that quantitative asset management is the core investment philosophy of FFCM and that it is intended by FFCM and the new control persons that FFCM be positioned to continue providing such quantitative asset management services to investors, including the Funds. The Board also considered management’s explanation of the distribution-related opportunities available to the Funds as a result of an affiliation with the new control persons.

Based on the information considered, the Board concluded that the nature, extent and quality of FFCM’s services, including after the Transaction, supported approval of the Interim and New Agreements.

Investment Performance

Consideration was given to performance reports for the operational QuantShares Funds provided at the August Meeting. In addition, the Board considered the performance information and discussions held at prior Board meetings, and in particular the February Meeting. At those meetings, the Board reviewed the performance of the operational QuantShares Funds over the most recent calendar quarter, calendar year and since inception periods. With regard to the performance information, the Board considered the performance of each operational Fund in absolute terms and in light of the different strategies pursued by the funds in the Peer Group.

In addition, the Board considered the tracking error of each operational QuantShares Fund relative to its Target Index. In this regard, among other things, the Board considered FFCM’s representation that the Funds and the Target Indexes were performing as expected and the Target Indexes were appropriately identifying securities in the investment universe that reflect the performance of each of the relevant investment factors.

At the June and August Meetings, the Board considered the backtested hypothetical performance of the Target Index of each O’Shares Fund as the Funds either had only recently commenced operations or were not yet operational.

Based on the performance information considered, the Board concluded that the advisory services of FFCM could benefit each of the Funds and supported approval of the Interim and New Agreements.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses.  The Board noted that the advisory fees payable by each Fund under the Interim and New Agreements are the same as the fee rates payable under its Current Agreement. The Board gave consideration to its evaluation of the advisory fees payable by the Funds and each Fund’s total expense ratio at the August Meeting. The Board considered that the Funds’ expense ratios were not expected to increase as a result of the Transaction. The Board also considered that no changes to any Fund’s contractual expense reimbursement or advisory fee waiver arrangements are anticipated, and that these arrangements are expected to remain in place for at least two years beyond the date of the Closing, if the New Agreements are approved by shareholders. The Board also considered that the Transaction, by strengthening the capital structure of FFCM, would likely enhance its ability to cover the Funds’ expenses, either through expense limitation agreements with respect to the QuantShares Funds or the unitary fee arrangement for the O’Shares Funds. In addition, the Board noted that shareholders would not bear any costs in connection with the Transaction, inasmuch as FFCM will bear the costs, fees and expenses incurred by the Funds in connection with the Proxy Statement, the fees and expenses of accountants and attorneys relating to the Transaction and Proxy Statement, and any other fees and expenses incurred by the Funds in connection with the special meeting of shareholders.

Consideration was given to the Funds’ contractual management fee rates as a percentage of average net assets and total expense ratios at the August Meeting. In addition, the Board considered the expense information and discussions held at prior meetings, in particular the February Meeting with respect to the QuantShares Funds and the June Meeting with respect to the O’Shares Funds. At those meetings, the Board reviewed information compiled by FFCM comparing each Fund’s contractual management fee rate as a percentage of average net assets to the Peer Group. The Board also reviewed information compiled by FFCM regarding each Fund’s total expense ratio to the total expense ratios of the funds in the Peer Group, taking into account FFCM’s expense

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

waivers (as applicable). The Board noted that FFCM did not provide services to any other funds or other accounts with a similar investment objective to any of the QuantShares Funds, but that AGF and/or its affiliates did manage a number of accounts with similar investment objectives as the O’Shares Funds. In this regard, the Board reviewed the management fees and expenses of such accounts in comparison to the O’Shares Funds and noted that the O’Shares Funds were competitively priced.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and total expense ratio on a relative basis. Based on the information considered, the Trustees concluded that each Fund’s advisory fees and total expense ratio were and would continue to be reasonable given the nature, extent and quality of the services to be provided under the Interim and New Agreements.

Profitability.  At the August Meeting, the Board considered the overall profitability of FFCM and FFCM’s projected profitability with respect to each Fund over the next two years. The Board acknowledged that, as a business matter, FFCM should be entitled to earn reasonable profits for its services to the Funds. The Board noted that to date, however, FFCM had operated the QuantShares Funds at a loss and had operated the O’Shares Funds for too short of a period to evaluate their profitability to FFCM. Based on the information provided, the Board concluded that the Transaction would help ensure that FFCM could continue providing services to the Funds.

Economies of Scale.  With respect to economies of scale, the Board considered that the Transaction could provide certain benefits to the Funds, including opportunities to increase the distribution of Fund shares. The Board considered that any resulting growth of Fund assets might produce economies of scale that could benefit Fund shareholders. The Board recognized, however, that no Fund was currently experiencing economies of scale and noted that it may be too soon to properly evaluate potential economies of scale for the Funds and that there could be no assurance that any economies of scale would be realized.

“Fall Out” or Ancillary Benefits.  The Board considered the “fall-out” or ancillary benefits that may accrue to FFCM as a result of FFCM’s relationship with the Funds. In this regard, the Board considered FFCM’s past and future intended usage of soft dollars. Based on the information provided, the Board did not deem the potential “fall-out” benefits for FFCM to be a material factor in their consideration of the Interim and New Agreements.

* * *

Based on their review and all of the relevant facts and circumstances, the Trustees concluded that the Funds and their shareholders could benefit from FFCM’s continued management of the Funds. Further, in approving each of the Interim and New Agreements, the Board concluded that its terms are fair and reasonable and that approval is in the best interests of each Fund and its shareholders. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board determined, in the exercise of its business judgment, that the advisory arrangement, as set forth in the Interim and New Agreements, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.quant-shares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the QuantShares Funds’ website at www.quant-shares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Supplemental Proxy Information (Unaudited)

A special meeting of shareholders of the QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, and QuantShares Hedged Dividend Income Fund, was held on January 20, 2016, and, with respect to the QuantShares U.S. Market Neutral Anti-Beta Fund, was adjourned to February 3, 2016 and to February 17, 2016. The special meeting was held for shareholders of each Fund to vote on the following matters:

1.	To approve a new investment advisory agreement between each Fund and FFCM

The results of the proxy solicitation on the above matter were as follows:

Fund	For the Proposal	Against the Proposal	Abstain	Broker Non-Vote
QuantShares U.S. Market Neutral Momentum Fund	68,969	1,703	9,825	—
QuantShares U.S. Market Neutral Value Fund	44,646	1,027	3,595	—
QuantShares U.S. Market Neutral Size Fund	63,937	0	0	—
QuantShares U.S. Market Neutral Anti-Beta Fund	263,733	484	5,580	—
QuantShares Hedged Dividend Income Fund	106,467	0	0	—

FQF Trust

60 State Street, Suite 700
Boston, MA 02109
www.quant-shares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche William DeRoche President March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche William DeRoche President March 4, 2016

By:	/s/ Joshua Hunter Joshua Hunter Principal Financial Officer and Treasurer March 4, 2016